California Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
--------------------  Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                    Value
---------------------------------------------------------------------------
Cogeneration -- 6.7%
---------------------------------------------------------------------------
NR         BBB-       $ 4,985     Central Valley Financing
                                  Authority, (Carson Ice),
                                  6.20%, 7/1/20               $  4,981,361

NR         BBB-        10,900     Sacramento Cogeneration
                                  Authority, (Procter &
                                  Gamble), 6.50%, 7/1/21        11,123,231

NR         BBB-         6,000     Sacramento Power
                                  Authority, Cogeneration
                                  Project, 6.00%, 7/1/22         5,888,460
---------------------------------------------------------------------------
                                                              $ 21,993,052
---------------------------------------------------------------------------

Electric Utilities -- 1.3%
---------------------------------------------------------------------------
A2         A          $ 4,100     California Pollution
                                  Control Financing
                                  Authority, (San Diego Gas
                                  & Electric), 5.90%, 6/1/14  $  4,209,060
---------------------------------------------------------------------------
                                                              $  4,209,060
---------------------------------------------------------------------------

Escrowed / Prerefunded -- 15.9%
---------------------------------------------------------------------------
Aaa        AAA        $ 3,000     City and County of San
                                  Francisco Sewer, (AMBAC),
                                  Variable, 10/1/21/(1)/      $  3,412,500

Aaa        AAA          8,000     County of Sacramento,
                                  Single Family, (AMT)
                                  (GNMA), 8.125%, 7/1/16/(2)/   10,146,559

Aaa        AAA          6,000     County of Sacramento,
                                  Single Family, (AMT)
                                  (GNMA), 8.25%, 1/1/21          7,921,500

Aaa        NR          14,285     County of Sacramento,
                                  Single Family, (AMT)
                                  (GNMA), 8.50%, 11/1/16        18,809,773

NR         BBB          3,910     Fontana Public Financing
                                  Authority, 7.00%, 9/1/21       4,068,003

NR         NR           4,000     Huntington Beach Public
                                  Financing Authority,
                                  8.375%, 5/1/18                 4,267,840

Aaa        AAA          6,400     Port Oakland, CA, 0%,
                                  11/1/05                        3,764,608
---------------------------------------------------------------------------
                                                              $ 52,390,783
---------------------------------------------------------------------------

General Obligations -- 1.4%
---------------------------------------------------------------------------
Aa         AA         $ 5,000     East Bay Municipal
                                  Utilities District,
                                  5.00%, 4/1/15               $  4,502,550
---------------------------------------------------------------------------
                                                              $  4,502,550
---------------------------------------------------------------------------

Hospitals -- 2.6%
---------------------------------------------------------------------------
Ba3        NR         $ 1,000     City of San Bernadino,
                                  (San Bernadino Community
                                  Hospital), 7.875%, 12/1/08  $  1,034,860

Ba3        NR           3,000     City of San Bernadino,
                                  (San Bernadino Community
                                  Hospital), 7.875%, 12/1/19     3,104,580

NR         BBB+         2,700     City of Stockton, Dameron
                                  Hospital Association,
                                  8.30%, 12/1/14                 2,801,898

NR         BBB-         1,500     City of Woodland,
                                  (Woodland Memorial
                                  Hospital), 8.20%, 8/1/15       1,580,310
---------------------------------------------------------------------------
                                                              $  8,521,648
---------------------------------------------------------------------------

Housing -- 7.1%
---------------------------------------------------------------------------
Aa         AA-        $ 2,875     California Housing
                                  Finance Agency, 7.375%,
                                  8/1/11                      $  2,989,166

Aa         AA-          4,140     California Housing
                                  Finance Agency, 7.40%,
                                  8/1/26                         4,460,105

Aa         AA-          3,700     California Housing
                                  Finance Agency, 7.50%,
                                  8/1/25                         3,983,679

Aa         AA-          5,860     California Housing
                                  Finance Agency, 7.65%,
                                  8/1/23                         6,100,026

Aa         AA-          1,235     California Housing
                                  Finance Agency, 8.60%,
                                  8/1/19                         1,286,080

NR         A+           1,650     City of Oakland, Housing
                                  Finance Agency, 7.10%,
                                  1/1/10                         1,718,228

NR         NR           2,000     Los Angeles County
                                  Housing Authority, CA,
                                  Multifamily Housing,
                                  Corporate Fund for
                                  Housing Projects, 10.50%,
                                  12/1/29                        1,963,380

A1         NR             790     Los Angeles County,
                                  Single Family, 7.875%,
                                  8/1/16                           825,226
---------------------------------------------------------------------------
                                                              $ 23,325,890
---------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 1.5%
---------------------------------------------------------------------------
A3         A          $ 5,000     California Pollution
                                  Control Financing
                                  Authority, 5.80%, 12/1/16   $  4,834,600
---------------------------------------------------------------------------
                                                              $  4,834,600
---------------------------------------------------------------------------

Insured Education -- 0.8%
---------------------------------------------------------------------------
Aaa        AAA        $ 3,330     University of California,
                                  Multiple Purpose Project,
                                  (MBIA), 4.75%, 9/1/21       $  2,790,540
---------------------------------------------------------------------------
                                                              $  2,790,540
---------------------------------------------------------------------------

                       See notes to financial statements

California Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                    Value
----------------------------------------------------------------------------
Insured Electric Utilities -- 7.0%
----------------------------------------------------------------------------
Aaa        AAA        $ 8,000     Northern California Power
                                  Agency (MBIA), Variable,
                                  8/1/25/(1)/                 $  9,040,000

Aaa        AAA          3,500     Sacramento Municipal
                                  Utilities District,
                                  (MBIA), 6.375%, 8/15/22        3,677,870

Aaa        AAA          2,000     Southern California
                                  Public Power Authority,
                                  (FGIC), Variable,
                                  7/1/12/(1)/                    1,782,500

Aaa        AAA          7,070     Southern California
                                  Public Power Authority,
                                  (MBIA), 0%, 7/1/15             2,455,270

Aaa        AAA          6,915     Southern California
                                  Public Power Authority,
                                  (MBIA), 5.00%, 1/1/20          6,089,418
----------------------------------------------------------------------------
                                                              $ 23,045,058
----------------------------------------------------------------------------

Insured Lease Revenue / Certificates of Participation -- 6.1%
----------------------------------------------------------------------------
Aaa        AAA        $ 3,300     California Statewide
                                  Communitys Development
                                  Authority, (AMBAC),
                                  5.68%, 1/1/24               $  2,995,377

Aaa        AAA          4,350     City of Stockton,
                                  Wastewater Treatment
                                  Plant, (FGIC), 6.80%,
                                  9/1/24                         4,783,521

Aaa        AAA          1,000     Contra Costa County,
                                  Public Financing
                                  Authority, 5.375%, 11/1/17       946,390

Aaa        AAA          1,000     Contra Costa County,
                                  Public Financing
                                  Authority, 5.50%, 11/1/22        945,580

Aaa        AAA          7,700     Moulton Niguel Water
                                  District (AMBAC), 4.80%,
                                  9/1/17                         6,616,148

Aaa        AAA         13,985     Visalia Unified School
                                  District, (MBIA), 0%,
                                  12/1/17                        3,656,938
----------------------------------------------------------------------------
                                                              $ 19,943,954
----------------------------------------------------------------------------

Insured Special Tax Revenue -- 1.8%
----------------------------------------------------------------------------
Aaa        AAA        $ 2,000     Anaheim, CA, Public
                                  Financing Authority
                                  (FSA), 5.00%, 9/1/27        $  1,753,220

Aaa        AAA          4,850     City of San Jose
                                  Redevelopment Agency,
                                  (MBIA), 4.75%, 8/1/24          4,048,489
----------------------------------------------------------------------------
                                                              $  5,801,709
----------------------------------------------------------------------------

Insured Transportation -- 3.5%
----------------------------------------------------------------------------
Aaa        AAA        $ 8,000     City and County of San
                                  Francisco Airport,
                                  (MBIA), 6.75%, 5/1/13       $  8,723,360

Aaa        AAA          3,125     Port Oakland, CA, (MBIA),
                                  5.375%, 11/1/25                2,869,344
----------------------------------------------------------------------------
                                                              $ 11,592,704
----------------------------------------------------------------------------

Insured Water and Sewer -- 4.4%
----------------------------------------------------------------------------
Aaa        AAA        $ 5,000     East Bay Municipal
                                  Utilities District,
                                  (MBIA), Variable,
                                  6/1/08/(1)/                 $  4,781,250

Aaa        AAA          3,000     San Diego County Water
                                  Authority, (FGIC),
                                  Variable, 4/22/09/(1)/         3,161,250

Aaa        AAA          5,000     San Diego Public Finance
                                  Authority, (FGIC), 5.00%,
                                  5/15/25                        4,413,600

Aaa        AAA          2,500     San Diego Public Finance
                                  Authority, (FGIC), 5.25%,
                                  5/15/27                        2,290,200
----------------------------------------------------------------------------
                                                              $ 14,646,300
----------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 19.7%
----------------------------------------------------------------------------
A          A          $ 3,500     California Public Works,
                                  (Susanville Prison),
                                  5.375%, 6/1/18              $  3,229,590

A1         A            6,500     California Public Works,
                                  (University of
                                  California), 5.00%, 6/1/23     5,619,965

A1         A            5,000     California Public Works,
                                  (University of
                                  California), 5.25%, 6/1/20     4,618,600

A1         A            8,000     California Public Works,
                                  (University of
                                  California), 5.50%, 6/1/14     7,782,880

A1         A            2,000     California Public Works,
                                  (University of
                                  California), 5.50%, 6/1/19     1,860,760

A          A            3,000     California State Public
                                  Works, (Monterey
                                  Department of
                                  Corrections), 5.375%,
                                  11/1/13                        2,840,730

A1         A            3,000     California State Public
                                  Works, (University of
                                  California), 5.50%, 6/1/10     2,984,490

Aaa        AAA          6,850     California Statewide
                                  Public Works, (J. Paul
                                  Getty Trust), 5.00%,
                                  10/1/23                        6,100,131

A1         A+           4,000     City of Sacramento
                                  Financing Authority,
                                  5.40%, 11/1/20                 3,783,280

NR         NR           7,000     County of Los Angeles,
                                  (Marina Del Ray), 6.50%,
                                  7/1/08                         7,201,390

Baa1       BBB          5,115     County of Los Angeles,
                                  Disney Parking Project,
                                  0%, 3/1/16                     1,467,698


                       See notes to financial statements

California Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                      Value
---------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation (continued)
---------------------------------------------------------------------------
Baa1       BBB      $ 1,925     County of Los Angeles,
                                Disney Parking Project,
                                0%, 3/1/17                  $    512,127

Baa1       BBB        5,000     County of Los Angeles,
                                Disney Parking Project,
                                0%, 9/1/17                     1,286,700

Baa1       BBB        5,370     County of Los Angeles,
                                Disney Parking Project,
                                0%, 3/1/18                     1,336,754

Baa1       BBB        3,100     County of Los Angeles,
                                Disney Parking Project,
                                0%, 3/1/20                       668,143

Baa1       BBB        6,925     County of Los Angeles,
                                Disney Parking Project,
                                0%, 9/1/20                     1,443,447

Baa1       BBB        1,000     County of Los Angeles,
                                Disney Parking Project,
                                6.50%, 3/1/23                  1,006,370

A          BBB        2,750     Inglewood, CA, 7.00%,
                                8/1/19                         2,907,190

A1         A+         8,000     Pasadena Parking Facility
                                Project, 6.25%, 1/1/18         8,278,080
---------------------------------------------------------------------------
                                                            $ 64,928,325
---------------------------------------------------------------------------

Nursing Homes -- 1.0%
---------------------------------------------------------------------------
NR         NR       $ 3,105     Banning, CA, 9.50%,
                                12/1/11                     $  3,213,209
---------------------------------------------------------------------------
                                                            $  3,213,209
---------------------------------------------------------------------------

Solid Waste -- 0.5%
---------------------------------------------------------------------------
Aaa        AAA      $ 1,500     Inland Empire Solid Waste
                                Finance Authority, (FSA),
                                6.25%, 8/1/11               $  1,576,905
---------------------------------------------------------------------------
                                                            $  1,576,905
---------------------------------------------------------------------------

Special Tax Revenue -- 9.9%
---------------------------------------------------------------------------
NR         NR       $ 2,880     City of Commerce, Joint
                                Power Financing
                                Authority, 8.00%, 3/1/22    $  3,051,878

NR         NR         1,960     City of Fairfield, North
                                Cordelia District,
                                7.375%, 9/2/18                 2,019,506

NR         NR           875     City of Fairfield, North
                                Cordelia District, 8.00%,
                                9/2/11                           905,188

NR         NR         1,575     City of Fontana, Public
                                Finance Authority, 7.75%,
                                12/1/20                        1,799,768

NR         BBB          600     City of Rancho Mirage,
                                Joint Power Financing
                                Authority, 7.50%, 4/1/17         644,496

NR         NR         1,400     City of Simi Valley
                                Community Development,
                                Sycamore Plaza II, 8.20%,
                                9/1/12                         1,409,058

NR         BBB        5,000     Contra Costa County,
                                Public Financing
                                Authority, 7.10%, 8/1/22       5,280,950

NR         BBB+       8,220     Fontana Redevelopment
                                Agency, Jurupa Hills,
                                7.00%, 10/1/14                 8,591,133

NR         NR         3,000     Riverside County
                                Community Facilities
                                District, 7.55%, 9/1/17        3,114,690

NR         BBB        2,500     Riverside County
                                Redevelopment Agency,
                                7.50%, 10/1/26                 2,684,825

Baa        BBB+       3,000     Westminster Redevelopment
                                Agency, Community
                                Redevelopment Project,
                                7.30%, 8/1/21                  3,218,550
---------------------------------------------------------------------------
                                                            $ 32,720,042
---------------------------------------------------------------------------

Transportation -- 7.6%
---------------------------------------------------------------------------
A          A        $ 1,400     County of Orange,
                                California Airport
                                Revenue Bonds, 8.125%,
                                7/1/16                      $  1,434,118

NR         BBB        3,050     Guam Airport Authority
                                (AMT), 6.70%, 10/1/23          3,112,281

Aa         AA-        2,000     Long Beach, CA (AMT),
                                7.25%, 5/15/19                 2,094,840

NR         NR        12,000     San Joaquin Hills
                                Transportation Corridor
                                Agency, Toll Road Revenue
                                Bonds, 0%, 1/1/14              4,123,560

NR         NR         5,765     San Joaquin Hills
                                Transportation Corridor
                                Agency, Toll Road Revenue
                                Bonds, 0%, 1/1/26                883,890

NR         NR        35,975     San Joaquin Hills
                                Transportation Corridor
                                Agency, Toll Road Revenue
                                Bonds, 0%, 1/1/27              5,167,449

NR         NR         4,940     San Joaquin Hills
                                Transportation Corridor
                                Agency, Toll Road Revenue
                                Bonds, 7.00%, 1/1/30           5,243,563

Baa1       BBB        1,500     Stockton Port District,
                                7.95%, 1/1/05                  1,567,005

Baa1       BBB        1,500     Stockton Port District,
                                8.10%, 1/1/14                  1,568,070
---------------------------------------------------------------------------
                                                            $ 25,194,776
---------------------------------------------------------------------------

Water and Sewer -- 1.2%
---------------------------------------------------------------------------
Aa         AA       $ 4,425     Orange County Water
                                District, 5.00%, 8/15/18    $  3,893,248
---------------------------------------------------------------------------
                                                            $  3,893,248
---------------------------------------------------------------------------

                       See notes to financial statements

California Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)   Principal
-------------------   Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                     Value
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $307,760,126)                          $329,124,353
--------------------------------------------------------------------------------

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 23.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.0% to 15.4% of total investments.

                       See note to financial statements

Florida Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
------------------
                     Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                        Value
--------------------------------------------------------------------------------
Cogeneration -- 1.7%
--------------------------------------------------------------------------------
 NR        NR        $11,000     Palm Beach County, Solid
                                 Waste Industrial
                                 Development Revenue
                                 (Osceola Power) (AMT),
                                 6.95%, 1/1/22               $  9,197,760
--------------------------------------------------------------------------------
                                                             $  9,197,760
--------------------------------------------------------------------------------

Education -- 1.1%
--------------------------------------------------------------------------------
 NR        AAA       $ 5,500     Volusia County
                                 Educational Facilities,
                                 (Embry-Riddle
                                 Aeronautical University)
                                 (CLEE), 6.625%, 10/15/22    $  5,792,600
--------------------------------------------------------------------------------
                                                             $  5,792,600
--------------------------------------------------------------------------------

Electric Utilities -- 14.5%
--------------------------------------------------------------------------------
 NR        BBB       $24,525     Guam Power Authority,
                                 5.25%, 10/1/23              $ 21,185,185

 Aa1       AA         24,005     Jacksonville Electric
                                 Authority, Bulk Power
                                 Supply System Scherer 4,
                                 5.25%, 10/1/21                21,838,068

 Aa1       AA         10,635     Jacksonville Electric
                                 Authority, St. John's
                                 River Power, 5.375%,
                                 10/1/16                       10,201,092

 Aa1       AA          2,850     Orlando Utilities
                                 Commission Water and
                                 Electric, 5.125%, 10/1/19      2,558,844

 Aa        AA-        10,000     Orlando Utilities
                                 Commission Water and
                                 Electric, 5.60%, 10/6/17       9,441,600

 NR        NR          3,100     Palm Beach County,
                                 (Okeelanta Power L.P.)
                                 (AMT), 6.85%, 2/15/21          2,565,653

 Baa1      BBB+        6,000     Puerto Rico Electric
                                 Power Authority, 0%,
                                 7/1/17                         1,837,500

 Baa1      BBB+        5,000     Puerto Rico Electric
                                 Power Authority, 6.25%,
                                 7/1/17                         5,138,500

 Baa1      BBB+          185     Puerto Rico Electric
                                 Power Authority, 7.125%,
                                 7/1/14                           197,425

 Aa3       AA-         2,515     St. Lucie County Solid
                                 Waste Disposal, (Florida
                                 Power & Light Co.) (AMT),
                                 6.70%, 5/1/27                  2,673,973

 NR        NR          2,000     Virgin Islands Water and
                                 Power Authority, 7.40%,
                                 7/1/11                         2,120,200
--------------------------------------------------------------------------------
                                                             $ 79,758,040
--------------------------------------------------------------------------------

Escrowed / Prerefunded 7.9%
--------------------------------------------------------------------------------
 Aaa       NR        $ 9,810     City of Venice, Health
                                 Facilities Authority,
                                 5.75%, 12/1/24              $ 10,365,540

 Aaa       AAA         9,225     Dade County, (Baptist
                                 Hospital of Miami),
                                 5.75%, 5/1/21                  9,330,534

 NR        NR          1,675     Florida Mid-Bay Bridge
                                 Authority, 6.875%, 10/1/22     1,935,915

 Aaa       AAA         5,000     Florida Municipal Power
                                 Agency Stanton II (AMBAC)
                                 Variable, 10/1/20/(1)/         5,918,750

 A         A           7,255     Hillsborough Capital
                                 Improvement - Museum of
                                 Science, 6.45%, 1/1/22         7,724,399

 Aaa       AAA         2,000     Orlando and Orange
                                 County, Expressway
                                 Authority (FGIC), 8.25%,
                                 7/1/14                         2,568,060

 Aaa       AAA        5,600      St. Lucie Utility System,
                                 6.00%, 10/1/20                 5,868,184
--------------------------------------------------------------------------------
                                                             $ 43,711,382
--------------------------------------------------------------------------------

General Obligations -- 10.6%
--------------------------------------------------------------------------------
 Aa2       AA        $22,000     Florida Board of
                                 Education, 4.75%, 6/1/22    $ 18,766,660

 Aa2       AA          15,235    Florida Board of
                                 Education, 5.00%, 6/1/20      13,611,101

 Aaa       AAA          4,250    Florida Board of
                                 Education Capital Outlay,
                                 5.50%, 6/1/26                  4,034,143

 Aa        AA+          8,000    Florida Board of General
                                 Services, 6.60%, 7/1/17        8,616,800

 NR        BBB         5,700     Government of Guam,
                                 5.40%, 11/15/18                5,113,698

 Baa1      A           3,000     Puerto Rico, 6.50%, 7/1/23     3,186,150

 Aaa       AAA         2,350     Puerto Rico Public
                                 Building Authority,
                                 5.70%, 7/1/09                  2,439,488

 Baa1      A           2,500     Puerto Rico Public
                                 Building Authority,
                                 6.00%, 7/1/12                  2,508,825
--------------------------------------------------------------------------------
                                                             $ 58,276,865
--------------------------------------------------------------------------------

Hospitals -- 1.6%
--------------------------------------------------------------------------------
 NR        BBB+      $ 3,600     Escambia County, Health
                                 Facilities Authority
                                 (Baptist Hospital, Inc.
                                 and The Baptist Manor,
                                 Inc.), 6.75%, 10/1/14       $  3,774,096

 NR        AA+         4,750     Jacksonville Health
                                 Facilities Finance
                                 Authority, St. Luke's
                                 Hospital Association,
                                 6.75%, 11/15/13                5,086,110
--------------------------------------------------------------------------------
                                                             $  8,860,206
--------------------------------------------------------------------------------

                       See notes to financial statements

Florida Municipals Porfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------     Principal
                        Amount
           Standard     (000
Moody's    & Poor's     omitted)    Security                       Value
--------------------------------------------------------------------------------

Housing -- 13.8%
--------------------------------------------------------------------------------
NR         AAA          $   630     Broward County, Housing
                                    Finance Authority, Single
                                    Family, (GNMA) (AMT),
                                    7.35%, 3/1/23                  $   660,624

Aaa        NR             2,080     Clay County, FL, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.55%, 3/1/28             2,125,469

NR         AAA            1,300     Clay County, Health
                                    Facilities Authority,
                                    Multifamily (GNMA),
                                    7.40%, 12/1/25                   1,371,097

Aaa        NR             1,035     Dade County, Health
                                    Facilities Authority,
                                    Single Family (AMT),
                                    7.75%, 9/1/22                    1,090,621

Aaa        NR                75     Dade County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    7.00%, 3/1/24                       78,305

Aaa        NR               290     Dade County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    7.10%, 9/1/13                      304,201

NR         AAA            5,850     Dade County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.70%, 10/1/28            6,034,802

Aaa        NR             1,160     Dade County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 7.25%, 9/1/19             1,211,318

Aaa        NR             2,400     Duval County, Housing
                                    Finance Authority, Single
                                    Family, 5.95%, 4/1/30            2,359,152

Aaa        AAA            9,245     Escambia County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.20%, 4/1/22             9,292,889

Aaa        AAA            4,535     Escambia County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.85%, 10/1/17            4,697,580

Aaa        AAA            1,640     Escambia County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.90%, 10/1/21            1,706,026

Aaa        AAA            1,920     Escambia County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.95%, 10/1/27            1,997,126

Aaa        NR             2,540     Escambia County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 7.40%, 10/1/23            2,664,917

Aa3        AA             2,500     Florida Health Facilities
                                    Authority (AMT), 6.35%,
                                    7/1/28                           2,541,100

NR         AAA            1,125     Florida Health Facilities
                                    Authority (FHA), 6.35%,
                                    6/1/14                           1,158,053

                            855     Hillsborough County,
                                    Health Facilities
                                    Authority, Single Family
                                    (GNMA), (AMT), 7.875%,
                                    5/1/23                             906,625

NR         NR             3,405     North Miami, FL, Health
                                    Care Facilities (The
                                    Imperial Club), 9.25%,
                                    1/1/13                           3,777,473

NR         AAA            8,000     Orange County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.60%, 4/1/28             8,235,840

NR         AAA           12,000     Orange County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.85%, 10/1/27           12,440,400

NR         AAA            1,695     Orange County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 7.375%, 9/1/24            1,786,072

NR         AAA            5,000     Orange County, Housing
                                    Finance Authority, 5.95%,
                                    3/1/28                           4,916,400

Aaa        NR               845     Palm Beach County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    7.60%, 3/1/23                      894,711

Aaa        NR             1,455     Polk County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    7.15%, 9/1/23                    1,526,150

Baa        BBB            1,400     Puerto Rico Commonwealth
                                    Urban Renewal and Housing
                                    Corp., 7.875%, 10/1/04           1,516,172

Aaa        AAA              710     Puerto Rico Housing
                                    Financial Corp. Single
                                    Family (GNMA), 7.65%,
                                    10/15/22                           745,024
--------------------------------------------------------------------------------
                                                                   $76,038,147
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 0.8%
--------------------------------------------------------------------------------
Baa3       BB+          $ 4,500     Puerto Rico Port
                                    Authority (American
                                    Airlines) (AMT), 6.25%,
                                    6/1/26                         $ 4,586,490
--------------------------------------------------------------------------------
                                                                   $ 4,586,490
--------------------------------------------------------------------------------

Insured Electric Utilities -- 2.4%
--------------------------------------------------------------------------------
Aaa        AAA          $ 3,000     Dade County, Water and
                                    Sewer System, (FGIC),
                                    5.25%, 10/1/21                 $ 2,776,410

Aa         AA-            5,000     Lakeland Electric and
                                    Water Revenue, 5.625%,
                                    10/1/36                          4,764,750

Aaa        AAA            1,540     Manatee County, Public
                                    Utility (FGIC), 0%,
                                    10/1/12                            642,503

Aaa        AAA            2,200     Puerto Rico Electric
                                    Power Authority (FSA)
                                    Variable, 7/1/02/(1)/            2,356,750


                       See notes to financial statements

Florida Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
           Standard   Amount
           &          (000
Moody's    Poor's     omitted)   Security                      Value
-------------------------------------------------------------------------------
Insured Electric Utilities (continued)
-------------------------------------------------------------------------------
 Aaa       AAA        $ 2,200    Puerto Rico Electric
                                 Power Authority (FSA)
                                 Variable, 7/1/03/(1)/         $ 2,381,500
-------------------------------------------------------------------------------
                                                               $12,921,913
-------------------------------------------------------------------------------

Insured General Obligations -- 0.8%
-------------------------------------------------------------------------------
 Aa2       AA         $ 4,650    Florida Board of
                                 Education Capital Outlay
                                 (FGIC), 5.875%, 6/1/24        $ 4,612,149
-------------------------------------------------------------------------------
                                                               $ 4,612,149
-------------------------------------------------------------------------------

Insured Hospitals -- 7.3%
-------------------------------------------------------------------------------
 Aaa       AAA        $ 8,000   Charlotte County, Health
                                Care, Bon-Secours Health
                                System (FSA) Variable,
                                8/30/27/(1)/                   $ 7,820,000

 Aaa       AAA         23,355   Jacksonville Health
                                Authority, Daughters of
                                Charity (MBIA), 5.00%,
                                11/15/15                        21,156,359

 Aaa       AAA          2,000   Lee County, (Memorial
                                Hospital) (MBIA)
                                Variable, 4/1/20/(1)/            2,227,500

 Aaa       AAA          3,000   Orange County, Health
                                Facilities Authority
                                (MBIA) Variable,
                                10/29/21/(1)/                    3,525,000

 Aaa       AAA          5,250   Orange County, Health
                                Facilities Authority,
                                Pooled Hospital Loan
                                Program, (Orlando
                                Regional Medical Center &
                                Indian River Memorial
                                Hospital) (FGIC), 7.875%,
                                12/1/25                          5,387,235
-------------------------------------------------------------------------------
                                                               $40,116,094
-------------------------------------------------------------------------------

Insured Housing -- 2.9%
-------------------------------------------------------------------------------
 Aaa       AAA        $1,095    Brevard County, Housing
                                Finance Authority, Single
                                Family (FSA), 7.00%,
                                3/1/13                         $ 1,150,757

 Aaa       AAA         1,720    Duval County, Health
                                Facilities Authority,
                                Single Family (FGIC),
                                7.35%, 7/1/24                    1,832,058

 Aaa       AAA         3,000    Florida Health Facilities
                                Authority, Brittany of
                                Rosemont (AMBAC) (AMT),
                                6.875%, 8/1/26                   3,178,800

 Aaa       AAA         6,530    Florida Health Facilities
                                Authority, Maitland Club
                                Apartments (AMBAC) (AMT),
                                6.875%, 8/1/26                   6,919,188

 Aaa       AAA         2,675    Lee County, SCA
                                Multifamily (FSA) (AMT),
                                7.05%, 1/1/30                    2,842,749
-------------------------------------------------------------------------------
                                                               $15,923,552
-------------------------------------------------------------------------------

Insured Life Care -- 0.1%
-------------------------------------------------------------------------------
 Aaa       AAA        $ 500     Alachua County Health
                                Facility, Mental Health
                                Services (CGIC), 7.75%,
                                7/1/10                         $   550,425
-------------------------------------------------------------------------------
                                                               $   550,425
-------------------------------------------------------------------------------

Insured Miscellaneous -- 0.5%
-------------------------------------------------------------------------------
 Aaa       AAA        $2,000    Escambia County (MBIA),
                                7.20%, 1/1/15                  $ 2,117,120

 Aaa       AAA          799     Osceola County,
                                Industrial Development
                                Authority, Community
                                Provider Pooled Loan
                                Program (CGIC), 7.75%,
                                7/1/10                             850,927
-------------------------------------------------------------------------------
                                                                $2,968,047
-------------------------------------------------------------------------------

Insured Pooled Loans -- 0.3%
-------------------------------------------------------------------------------
 Aaa       AAA        $1,710    Dade County, (MBIA),
                                5.125%, 10/1/26                 $1,533,460
-------------------------------------------------------------------------------
                                                                $1,533,460
-------------------------------------------------------------------------------

Insured Solid Waste -- 0.3%
-------------------------------------------------------------------------------
 Aaa       AAA        $1,500    St. John's County Solid
                                Waste Disposal (FGIC),
                                7.25%, 11/1/10                  $1,640,475
-------------------------------------------------------------------------------
                                                                $1,640,475
-------------------------------------------------------------------------------

Insured Special Tax Revenue -- 7.7%
-------------------------------------------------------------------------------
 Aaa       AAA        $1,000    City of Jacksonville
                                (FGIC) (AMT), 0%, 10/1/10       $  479,460

 Aaa       AAA        1,000     City of Jacksonville
                                (FGIC) (AMT), 0%, 10/1/11          450,860

 Aaa       AAA        2,000     City of Jacksonville
                                (FGIC) (AMT), 0%, 10/1/12          847,100

 Aaa       AAA        1,185     City of Opa-Locka (FGIC),
                                7.00%, 1/1/14                    1,309,247

 Aaa       AAA        3,835     Dade, Professional Sports
                                Franchise (MBIA), 0%,
                                10/1/23                            812,790

 Aaa       AAA       10,135     Puerto Rico Highway and
                                Transportation Authority
                                (MBIA), 5.00%, 7/1/22            9,134,270

 Aaa       AAA        5,000     St. Petersburg, Excise
                                Tax (FGIC), 5.00%, 10/1/16       4,523,000

 Aaa       AAA        2,000     Sunrise Public Facilities
                                (MBIA), 0%, 10/1/10                946,400

 Aaa       AAA        1,760     Sunrise Public Facilities
                                (MBIA), 0%, 10/1/12                734,290

                       See notes to financial statements

Florida Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings Unaudited)
------------------- Principal
                    Amount
           Standard (000
Moody's    & Poor's omitted)    Security                     Value
--------------------------------------------------------------------------------
Insured Special Tax Revenue (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $ 2,840     Sunrise Public Facilities
                                (MBIA), 0%, 10/1/14          $ 1,040,633

 Aaa       AAA        4,000     Sunrise Public Facilities
                                (MBIA), 0%, 10/1/15            1,371,600

 Aaa       AAA        4,140     Sunrise Public Facilities
                                (MBIA), 0%, 10/1/16            1,327,160

 Aaa       AAA        2,525     Sunrise Public Facilities
                                (MBIA), 0%, 10/1/17              763,585

 Aaa       AAA       19,800     Tampa, Occupational
                                License Tax (FGIC),
                                5.50%, 10/1/27                18,688,230
--------------------------------------------------------------------------------
                                                             $42,428,625
--------------------------------------------------------------------------------

Insured Transportation -- 8.0%
--------------------------------------------------------------------------------
 Aaa       AAA       $5,475     Dade County Aviation
                                Facilities (MBIA) (AMT),
                                6.00%, 10/1/24               $ 5,427,696

 Aaa       AAA        4,000     Dade County Aviation
                                Facilities (MBIA) (AMT),
                                6.55%, 10/1/13                 4,261,280

 Aaa       AAA        2,150     Dade County Aviation
                                Facilities (MBIA) (AMT),
                                6.60%, 10/1/22                 2,276,829

 Aaa       AAA        8,455     Florida State Turnpike
                                Authority (FGIC), 6.35%,
                                7/1/22                         8,818,565

 Aaa       AAA        8,650     Greater Orlando, Florida
                                Aviation Authority (FGIC)
                                (AMT), 6.375%, 10/1/21 /(2)/   8,941,073

 Aaa       AAA        7,000     Massachusetts State
                                Turnpike Authority
                                (FGIC), 5.125%, 1/1/23         6,272,840

 Aaa       AAA        9,100     Massachusetts State
                                Turnpike Authority
                                (MBIA), 5.00%, 1/1/20          8,065,239
--------------------------------------------------------------------------------
                                                             $44,063,522
--------------------------------------------------------------------------------

Insured Water and Sewer -- 2.4%
--------------------------------------------------------------------------------
 Aaa       AAA       $2,500     Broward County, (AMBAC),
                                5.125%, 10/1/15              $ 2,306,625

 Aaa       AAA        2,000     City of Fort Myers
                                Utility (FGIC), 5.00%,
                                10/1/16                        1,815,700

 Aaa       AAA        6,005     Dade County, Water and
                                Sewer System (FGIC),
                                5.50%, 10/1/25                 5,687,396

 Aaa       AAA        4,155     Sanford (AMBAC), 4.50%,
                                10/1/21                        3,385,494
--------------------------------------------------------------------------------
                                                             $13,195,215
--------------------------------------------------------------------------------

Life Care -- 1.3%
--------------------------------------------------------------------------------
 NR       NR         $6,895     Atlantic Beach, Fixed
                                Rate Improvement, Fleet
                                Landing Project, 8.00%,
                                6/1/24                       $ 7,274,777
--------------------------------------------------------------------------------
                                                             $ 7,274,777
--------------------------------------------------------------------------------

Nursing Homes -- 4.7%
--------------------------------------------------------------------------------
 NR        NR         $ 300     Broward County,
                                Industrial Development
                                Authority (Beverly
                                Enterprises - Florida,
                                Inc.), 9.80%, 11/1/10        $   337,572

 NR        NR           450     Charlotte County,
                                Industrial Development
                                Authority (Beverly
                                Enterprises), 10%, 6/1/11        511,223

 NR        NR         6,520     Citrus County, Industrial
                                Development Authority
                                (Beverly Enterprises),
                                7.25%, 4/1/03                  6,605,999

 NR        AAA        4,285     Dade County, Industrial
                                Development Authority -
                                Club Care Center (GNMA),
                                6.60%, 1/20/18                 4,457,386

 NR        AAA        5,075     Dade County, Industrial
                                Development Authority -
                                Gramercy Park Nursing
                                Care (FHA), 6.60%, 8/1/23      5,356,713

 NR        NR         2,045     Highlands County,
                                Industrial Development
                                Authority, (Beverly
                                Enterprises - Florida,
                                Inc.), 9.25%, 7/1/07           2,275,226

 Baa1      NR         3,750     Jacksonville Health -
                                Cypress Village, 7.00%,
                                12/1/22                        3,899,175

 NR        NR           385     Okaloosa County, (Beverly
                                Enterprises - Florida,
                                Inc.), 10.75%, 10/1/03           403,511

 NR        NR           680     Orange County, Industrial
                                Development Authority,
                                (Beverly Enterprises),
                                9.25%, 8/1/10                    757,520

 NR        NR         1,000     Winter Garden, (Beverly
                                Enterprises), 8.75%,
                                7/1/12                         1,113,220
--------------------------------------------------------------------------------
                                                             $25,717,545
--------------------------------------------------------------------------------

Pooled Loans -- 0.9%
--------------------------------------------------------------------------------
 NR        NR        $5,000     Osceola County,
                                Industrial Development
                                Authority, Community
                                Pooled Loan-93, 7.75%,
                                7/1/17                       $ 5,139,850
--------------------------------------------------------------------------------
                                                             $ 5,139,850
--------------------------------------------------------------------------------

                       See notes to financial statements

Florida Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings Unaudited)
------------------    Principal
           Standard   Amount
           &          (000
Moody's    Poor's     omitted)   Security                   Value
--------------------------------------------------------------------------------
Solid Waste -- 2.2%
--------------------------------------------------------------------------------
 A         A         $ 3,605    Broward County, (Waste
                                Energy Co., L.P. North),
                                7.95%, 12/1/08              $  3,922,492

 Baa3      BBB-        7,275    Martin County, Indian
                                Town, (AMT), 7.875%,
                                12/15/25                       8,275,531
--------------------------------------------------------------------------------
                                                            $ 12,198,023
--------------------------------------------------------------------------------

Special Tax Revenue -- 3.8%
--------------------------------------------------------------------------------
 A1        AA-       $ 3,000    City of Orlando, 6.00%,
                                10/1/22                     $  3,028,080

 Baa1      A           9,250    Puerto Rico Highway and
                                Transportation Authority,
                                5.00%, 7/1/36                  7,963,418

 Baa1      A          10,750    Puerto Rico Highway and
                                Transportation Authority,
                                5.50%, 7/1/36                 10,055,765
--------------------------------------------------------------------------------
                                                            $ 21,047,263
--------------------------------------------------------------------------------

Transportation -- 1.9%
--------------------------------------------------------------------------------
 NR        NR        $10,140    Mid-Bay Bridge Authority,
                                6.125%, 10/1/22             $ 10,153,283
--------------------------------------------------------------------------------
                                                            $ 10,153,283
--------------------------------------------------------------------------------

Water and Sewer -- 0.5%
--------------------------------------------------------------------------------
 Baa1      BBB+      $ 2,500    Hillsborough County
                                Utility, 6.625%, 8/1/11     $  2,645,925
--------------------------------------------------------------------------------
                                                            $  2,645,925
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $531,157,445)                          $550,351,633
--------------------------------------------------------------------------------

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 32.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.1% to 15.2% of total investments.


                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------
                    Principal
                    Amount
           Standard (000
Moody's    & Poor's omitted)    Security                    Value
--------------------------------------------------------------------------------
 NR        AAA      $ 1,500     Massachusetts IFA
                                (Briscoe House) (FHA),
                                7.125%, 2/1/36              $  1,572,825
--------------------------------------------------------------------------------
                                                            $  1,572,825
--------------------------------------------------------------------------------

Education -- 4.0%
--------------------------------------------------------------------------------
 Aa1       AA+      $ 1,625     Massachusetts Health and
                                Educational Facilities
                                Authority (HEFA) (Amherst
                                College), 6.80%, 11/1/21    $  1,741,984

 A1        A+         2,500     Massachusetts HEFA
                                (Boston College), 5.25%,
                                6/1/18                         2,320,475

 NR        BBB-       3,600     Massachusetts HEFA
                                (Merrimack College),
                                7.125%, 7/1/12                 3,845,016

 A1        A+           250     Massachusetts HEFA (Tufts
                                University), 7.75%, 8/1/13       265,545

 A1        NR         2,000     New England Educational
                                Loan Marketing Corp.,
                                (AMT), 6.90%, 11/1/09          2,154,520
--------------------------------------------------------------------------------
                                                            $ 10,327,540
--------------------------------------------------------------------------------

Electric Utilities -- 6.2%
--------------------------------------------------------------------------------
 NR        BBB      $ 3,985     Guam Power Authority,
                                5.25%, 10/1/23              $  3,442,323

 Baa2      BBB+       3,500     Massachusetts Municipal
                                Wholesale Electric Co.,
                                6.75%, 7/1/11                  3,710,035

 Baa2      BBB+       5,060     Massachusetts Municipal
                                Wholesale Electric Co.,
                                6.625%, 7/1/18                 5,280,818

 Baa1      BBB+      11,175     Puerto Rico Electric
                                Power Authority, 0%,
                                7/1/17                         3,422,344
--------------------------------------------------------------------------------
                                                            $ 15,855,520
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 0.8%
--------------------------------------------------------------------------------
 NR        AAA      $11,295     Massachusetts General
                                Obligations Federal
                                Assisted Housing, Section
                                8, 0%, 2/1/23               $  2,037,844
--------------------------------------------------------------------------------
                                                            $  2,037,844
--------------------------------------------------------------------------------

General Obligations -- 6.4%
--------------------------------------------------------------------------------
 Baa1      A-       $ 1,000     City of Lowell, 6.375%,
                                8/15/01                     $  1,045,350

 A1        A+         3,400     Commonwealth of
                                Massachusetts, 5.00%,
                                1/1/12                         3,172,438

 Baa1      A        $ 2,000     Commonwealth of Puerto
                                Rico Aqueduct and Sewer
                                Authority, 5.00%, 7/1/19    $  1,777,260

 NR        BBB        2,145     Government of Guam,
                                5.40%, 11/15/18                1,924,365

 A1        A+         3,015     Massachusetts Bay Transit
                                Authority (MBTA), 5.50%,
                                3/1/21                         2,841,065

 A1        A+         1,000     Massachusetts Bay Transit
                                Authority (MBTA), 5.90%,
                                3/1/12                         1,019,020

 A         NR         1,700     Town of Nantucket, 6.80%,
                                12/1/11                        1,846,506

 A1        A+           250     University of
                                Massachusetts Building
                                Authority, 7.20%, 5/1/04         284,183

 NR        NR         2,350     Virgin Islands Public
                                Finance Authority, 7.25%,
                                10/1/18                        2,540,421
--------------------------------------------------------------------------------
                                                            $ 16,450,608
--------------------------------------------------------------------------------

Hospitals -- 13.8%
--------------------------------------------------------------------------------
 A2        A        $ 3,000     Massachusetts HEFA
                                (Charlton Memorial
                                Hospital), 7.25%, 7/1/13    $  3,243,270

 Aa2       AA         2,000     Massachusetts HEFA
                                (Daughters of Charity
                                Health System), 6.10%,
                                7/1/14                         2,042,980

 NR        A-         1,020     Massachusetts HEFA
                                (Jordan Hospital),
                                6.875%, 10/1/15                1,071,704

 NR        A-         2,870     Massachusetts HEFA
                                (Jordan Hospital),
                                6.875%, 10/1/22                3,033,188

 Baa3      BB         5,500     Massachusetts HEFA
                                (Milford-Whitinsville
                                Hospital), 7.75%, 7/15/17      5,761,800

 Baa1      BBB+       2,000     Massachusetts HEFA (New
                                England Baptist
                                Hospital), 7.35%, 7/1/17       2,103,160

 NR        BBB-       2,600     Massachusetts HEFA (North
                                Adams Hospital), 6.625%,
                                7/1/18                         2,590,250

 Baa2      BBB        5,025     Massachusetts HEFA
                                (Sisters of Providence
                                Health System), 6.50%,
                                11/15/08                       5,120,224

 Baa2      BBB        2,085     Massachusetts HEFA
                                (Sisters of Providence
                                Health System), 6.625%,
                                11/15/22                       2,069,050

 A1        A+           530     Massachusetts HEFA
                                (Spaulding Rehabilitation
                                Hospital), 7.625%, 7/1/21        557,390


                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)  Security                      Value
--------------------------------------------------------------------------------


Hospitals (continued)
--------------------------------------------------------------------------------
NR          AA       $ 1,475    Massachusetts HEFA,
                                (FHA), (Deutsches
                                Altenheim), 7.70%, 11/1/31  $  1,584,607

NR          NR         9,000    Massachusetts IFA
                                (Biomedical Research
                                Corp.), 0%, 8/1/09             4,393,350

NR          AAA        1,950    Massachusetts IFA
                                (Heights Crossing) (AMT),
                                6.15%, 2/1/35                  1,935,629
--------------------------------------------------------------------------------
                                                            $ 35,506,602
--------------------------------------------------------------------------------

Housing -- 14.9%
--------------------------------------------------------------------------------
NR          AAA      $ 2,750    Framingham Housing
                                Authority, (GNMA), 6.65%,
                                2/20/32                     $  2,833,160

A1          A+         5,000    Massachusetts HFA,
                                6.375%, 4/1/21                 5,124,150

Aa          A+         5,500    Massachusetts HFA (AMT),
                                6.60%, 12/1/24                 5,650,975

Aa          A+         7,195    Massachusetts HFA, (AMT),
                                6.60%, 12/1/26                 7,385,379

Aa          A+         6,365    Massachusetts HFA, (AMT),
                                6.60%, 12/1/26                 6,533,418

Aa          A+         2,795    Massachusetts HFA, (AMT),
                                7.125%, 6/1/25                 2,952,694

Aa          A+         2,195    Massachusetts HFA, (AMT),
                                8.10%, 6/1/20                  2,276,215

Aa          A+         1,500    Massachusetts HFA, (AMT),
                                8.10%, 12/1/21                 1,545,210

Aaa         AAA        1,000    Massachusetts HFA,
                                (FNMA), 6.875%, 11/15/11       1,067,850

Aaa         AAA        2,750    Massachusetts HFA,
                                (FNMA), 6.90%, 11/15/21        2,912,718
--------------------------------------------------------------------------------
                                                            $ 38,281,769
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 5.3%
--------------------------------------------------------------------------------
A3          NR       $ 5,090    Massachusetts IFA (Babson
                                College), 5.25%, 10/1/27    $  4,621,109

NR          NR         2,075    Massachusetts IFA
                                (Hingham Water Co.)
                                (AMT), 6.60%, 12/1/15          2,130,216

NR          NR         3,000    Massachusetts IFA
                                (Hingham Water Co.)
                                (AMT), 6.90%, 12/1/29          3,136,260

Baa3        BB+        3,750    Puerto Rico Port
                                Authority (American
                                Airlines) (AMT), 6.25%,
                                6/1/26                         3,822,075
--------------------------------------------------------------------------------
                                                            $ 13,709,660
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Insured Education -- 1.2%
--------------------------------------------------------------------------------
Aaa         AAA      $ 2,000    Massachusetts Educational
                                Finance Authority,
                                (AMBAC), (AMT), 7.30%,
                                1/1/12                      $  2,145,260

Aaa         AAA          300    Massachusetts Educational
                                Finance Authority,
                                (MBIA), (AMT), 7.25%,
                                1/1/09                           316,437

Aaa         AAA          400    Massachusetts HEFA
                                (Boston University)
                                "RIBS", (MBIA),Variable,
                                10/1/31/(1)/                     446,500

Aaa         AAA          250    Massachusetts HEFA
                                (Northeastern University)
                                (AMBAC), 7.50%, 10/1/08          265,345
--------------------------------------------------------------------------------
                                                            $  3,173,542
--------------------------------------------------------------------------------

Insured Electric Utilities -- 0.7%
--------------------------------------------------------------------------------
Aaa         AAA      $ 2,000    Massachusetts Municipal
                                Wholesale Electric Co.
                                (MBIA), 4.75%, 7/1/10       $  1,820,460
--------------------------------------------------------------------------------
                                                            $  1,820,460
--------------------------------------------------------------------------------

Insured General Obligations -- 1.3%
--------------------------------------------------------------------------------
Aaa         AAA      $ 1,795    City of Boston (FSA),
                                4.875%, 9/1/09              $  1,700,350

NR          AAA        1,000    Commonwealth of Puerto
                                Rico "RIBS", (AMBAC),
                                Variable, 7/1/15/(1)/          1,005,000

Aaa         AAA          600    Town of Tyngsborough,
                                (AMBAC), 6.90%, 5/15/08          663,648
--------------------------------------------------------------------------------
                                                            $  3,368,998
--------------------------------------------------------------------------------

Insured Hospitals -- 7.8%
--------------------------------------------------------------------------------
Aaa         AAA      $   300    Massachusetts HEFA
                                (Berkshire Health
                                Systems) (MBIA), 7.60%,
                                10/1/14                     $    320,886

Aaa         AAA        3,750    Massachusetts HEFA (Beth
                                Israel Hospital) Inverse
                                Floaters (AMBAC), (AMT),
                                Variable, 7/1/25/(1)/          3,637,500

Aaa         AAA        1,040    Massachusetts HEFA
                                (Beverly Hospital)
                                (MBIA), 7.30%, 7/1/13          1,112,831

Aaa         AAA        1,500    Massachusetts HEFA
                                (Capital Assist Program),
                                (MBIA), 7.20%, 7/1/09          1,601,895


                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                      Value
--------------------------------------------------------------------------------
Insured Hospitals (continued)
--------------------------------------------------------------------------------
Aaa        AAA      $ 2,050     Massachusetts HEFA
                                (Fallon Healthcare
                                System), (FSA), 6.75%,
                                6/1/20/(2)/                 $  2,237,288

Aaa        AAA        2,000     Massachusetts HEFA (St.
                                Elizabeth Hospital Issue)
                                "LEVRRS", (FSA),
                                Variable, 8/15/21/(1)/         2,222,500

Aaa        AAA        2,600     Massachusetts HEFA (St.
                                Luke's Hospital) "Yield
                                Curve Notes", (MBIA),
                                Variable, 8/15/23/(1)/         2,421,250

Aaa        AAA        2,600     Massachusetts HEFA (St.
                                Luke's Hospital) "Yield
                                Curve Notes", (MBIA),
                                Variable, 8/15/13/(1)/         2,512,250

Aaa        AAA        3,000     Massachusetts HEFA (The
                                Medical Center of Central
                                Massachusetts) (AMBAC),
                                "CARS", Variable,
                                6/23/22/(1)/                     3,303,750

Aaa        AAA          700     Massachusetts HEFA
                                (University Hospital)
                                (MBIA), 7.25%, 7/1/19            760,424
--------------------------------------------------------------------------------
                                                            $ 20,130,574
--------------------------------------------------------------------------------

Insured Housing -- 0.8%
--------------------------------------------------------------------------------
Aaa       AAA      $ 2,000     Massachusetts HFA,
                                (AMBAC), 6.45%, 1/1/36      $  2,063,300
--------------------------------------------------------------------------------
                                                            $  2,063,300
--------------------------------------------------------------------------------

Insured Transportation -- 2.5%
--------------------------------------------------------------------------------
Aaa        AAA      $ 5,860     Massachusetts Port
                                Authority, (AMT), (FGIC),
                                7.50%, 7/1/20               $  6,381,599
--------------------------------------------------------------------------------
                                                            $  6,381,599
--------------------------------------------------------------------------------

Insured Water and Sewer -- 1.0%
--------------------------------------------------------------------------------
Aaa        AAA      $ 2,800     Massachusetts State Water
                                Resources Authority
                                (MBIA), 5.00%, 3/1/22       $  2,454,872
--------------------------------------------------------------------------------
                                                            $  2,454,872
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 3.8%
--------------------------------------------------------------------------------
NR         A-       $ 7,800     Plymouth County, MA
                                (Plymouth County
                                Correctional Facility),
                                7.00%, 4/1/22               $  8,564,087

NR         BBB        1,200     Puerto Rico Industrial,
                                Tourist, Educational,
                                Medical and Environmental
                                Control Authority
                                (Guaynabo Municipal
                                Government Center Lease),
                                5.625%, 7/1/22              $  1,105,956
--------------------------------------------------------------------------------
                                                            $  9,670,043
--------------------------------------------------------------------------------

Life Care -- 3.4%
--------------------------------------------------------------------------------
NR         AAA      $ 2,000     Boston, MA, Industrial
                                Development Financing
                                Authority, 6.00%, 2/1/37    $  1,962,680

NR         NR         8,000     Massachusetts IFA, 0%,
                                8/1/08                         4,184,800

NR         NR         6,000     Massachusetts IFA, 0%,
                                8/1/10                         2,734,980
--------------------------------------------------------------------------------
                                                            $  8,882,460
--------------------------------------------------------------------------------

Nursing Homes -- 2.3%
--------------------------------------------------------------------------------
NR         NR       $ 2,400     Massachusetts HEFA
                                (Fairview Care
                                Facilities), 10.25%,
                                1/1/21                      $  2,676,672

NR         NR         3,225     Massachusetts IFA (AGE
                                Institute of
                                Massachusetts Project),
                                8.05%, 11/1/25                 3,251,897
--------------------------------------------------------------------------------
                                                            $  5,928,569
--------------------------------------------------------------------------------

Solid Waste -- 0.5%
--------------------------------------------------------------------------------
NR         NR       $ 1,145     City of Pittsfield, Vicon
                                Recovery Associates,
                                7.95%, 11/1/04              $  1,179,671
--------------------------------------------------------------------------------
                                                            $  1,179,671
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.6%
--------------------------------------------------------------------------------
Baa1       A        $ 1,000     Puerto Rico Highway and
                                Transportation Authority,
                                5.00%, 7/1/36               $    860,910

Baa1       A          3,500     Puerto Rico Highway and
                                Transportation Authority,
                                5.50%, 7/1/36                  3,273,970
--------------------------------------------------------------------------------
                                                            $  4,134,880
--------------------------------------------------------------------------------

Transportation -- 10.7%
--------------------------------------------------------------------------------
NR         BBB      $ 5,950     Guam Airport Authority
                                (AMT), 6.70%, 10/1/23       $  6,071,499

                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)     Security                      Value
---------------------------------------------------------------------------
Transportation (continued)
---------------------------------------------------------------------------
Aa        AA-       $ 2,000      Massachusetts Port
                                 Authority, 6.00%, 7/1/23     $  2,004,280

A1        A+         21,900      Massachusetts State
                                 Turnpike Authority,
                                 5.00%, 1/1/20                  19,434,716
---------------------------------------------------------------------------
                                                              $ 27,510,495
---------------------------------------------------------------------------

Water and Sewer -- 10.4%
---------------------------------------------------------------------------
Baa1      BBB       $12,185      City of Boston (Harbor
                                 Electric Energy Co.)
                                 (AMT), 7.375%, 5/15/15       $ 13,025,764

A         A           7,175      Massachusetts Water
                                 Resources Authority,
                                 5.00%, 3/1/22                   6,257,102

A         A           1,500      Massachusetts Water
                                 Resources Authority,
                                 5.25%, 3/1/13                   1,422,390

A         A           4,165      Massachusetts Water
                                 Resources Authority,
                                 5.25%, 12/1/15                  3,939,590

NR        NR          2,000      Virgin Islands Water and
                                 Power Authority, 7.60%,
                                 1/1/12                          2,131,740
---------------------------------------------------------------------------
                                                              $ 26,776,586
---------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $245,151,275)                            $257,218,417
---------------------------------------------------------------------------

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 15.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.4% to 5.4% of total investments.



                       See notes to financial statements

Mississippi Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%



Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)  Security                        Value
--------------------------------------------------------------------------------
Education -- 4.0%
--------------------------------------------------------------------------------
Aaa        AAA      $  500     University of Mississippi
                               Educational Building,
                               5.50%, 12/1/27                 $  472,770

NR         A           470     University of Mississippi
                               Educational Building
                               Athletic Facility, 6.20%,
                               6/1/16                            481,947
--------------------------------------------------------------------------------
                                                              $  954,717
--------------------------------------------------------------------------------

Electric Utilities -- 8.0%
--------------------------------------------------------------------------------
NR         BBB      $  810     Guam Power Authority
                               Revenue Bonds, 6.625%,
                               10/1/14                        $  839,435

Baa3       NR        1,000     Warren County (Mississippi
                               Power & Light Co.), 7.00%,
                               4/1/22                          1,054,550
--------------------------------------------------------------------------------
                                                              $1,893,985
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 5.5%
--------------------------------------------------------------------------------
A          NR       $  750     Mississippi Hospital
                               Equipment and Facilities
                               Authority, (Rankin Medical
                               Center), 5.60%, 3/1/19         $  788,505

Aaa        NR        1,500     Mississippi Housing Finance
                               Corp., Single Family (AMT),
                               0%, 6/1/15                        521,595
--------------------------------------------------------------------------------
                                                              $1,310,100
--------------------------------------------------------------------------------

General Obligations -- 4.1%
--------------------------------------------------------------------------------
Baa1       A        $  250     Commonwealth of Puerto Rico
                               Aqueduct and Sewer
                               Authority, 5.00%, 7/1/19       $  222,158

Aa3        AA          200     State of Mississippi,
                               5.10%, 11/15/12                   191,978

Aa3        NR          500     State of Mississippi,
                               6.75%, 12/1/14                    556,290
--------------------------------------------------------------------------------
                                                              $  970,426
--------------------------------------------------------------------------------

Housing -- 13.1%
--------------------------------------------------------------------------------
Aa         NR       $  500     Hinds County, Woodridge
                               Apartments, (FHA), 6.25%,
                               11/1/27                        $  506,740

                       500     Mississippi Home Corp.,
                               Single Family, (AMT),
                               (GNMA), 6.625%, 4/1/27            514,535

Aaa        NR          445     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (AMT), (GNMA),
                               8.10%, 12/1/24                    492,553

Aaa        NR          940     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (AMT), (GNMA),
                               8.125%, 12/1/24                $1,039,161

Aaa        NR          500     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (GNMA), (AMT),
                               6.00%, 12/1/27                    548,975
--------------------------------------------------------------------------------
                                                              $3,101,964
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 11.8%
--------------------------------------------------------------------------------
A2         A        $1,000     Lowndes County
                               (Weyerhaeuser Co.), 6.80%,
                               4/1/22                         $1,121,560

NR         AA-         500     Mississippi Business
                               Finance Corp., (AMT),
                               7.15%, 5/1/16/(1)/                539,725

Baa3       BB+         490     Puerto Rico Port Authority
                               (American Airlines) (AMT),
                               6.25%, 6/1/26                     499,418

A3         A-          600     Warren County
                               (International Paper Co.),
                               (AMT), 6.60%, 3/1/19              627,030
--------------------------------------------------------------------------------
                                                              $2,787,733
--------------------------------------------------------------------------------

Insured Education -- 4.4%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Mississippi Educational
                               Facilities Authority,
                               (Milsaps College), (MBIA),
                               6.50%, 11/1/19                 $1,054,230
--------------------------------------------------------------------------------
                                                              $1,054,230
--------------------------------------------------------------------------------

Insured Electric Utilities -- 5.8%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Jackson County, Gautier
                               Utility District, (MBIA),
                               6.375%, 3/1/12                 $1,048,260

Aaa        AAA         300     Puerto Rico, Electric Power
                               Authority (FSA), Variable,
                               7/1/03/(2)/                       324,750
--------------------------------------------------------------------------------
                                                              $1,373,010
--------------------------------------------------------------------------------

Insured General Obligations -- 6.0%
--------------------------------------------------------------------------------
Aaa        AAA      $1,000     Desoto County School
                               District, (MBIA), 4.75%,
                               2/1/13                         $  893,540

Aaa        AAA         500     Hinds County, (MBIA),
                               6.25%, 3/1/11                     539,910
--------------------------------------------------------------------------------
                                                              $1,433,450
--------------------------------------------------------------------------------

Insured Hospitals -- 17.2%
--------------------------------------------------------------------------------
Aaa        AAA      $  250     Alcorn County (Magnolia
                               Regional Health Center),
                               (AMBAC), 5.75%, 10/1/13        $  250,880

                       See notes to financial statements

Mississippi Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                        Value
------------------------------------------------------------------------------
Insured Hospitals (continued)
------------------------------------------------------------------------------
Aaa        AAA        $1,000     City of Gulfport (Gulfport
                                 Memorial Hospital), (MBIA),
                                 6.20%, 7/1/18                   $ 1,017,120

Aaa        AAA         1,275     Hinds County (Mississippi
                                 Methodist Hospital),
                                 (AMBAC), 5.60%, 5/1/12            1,280,227

Aaa        AAA           500     Mississippi Development
                                 Bank (Adams County
                                 Hospital), 5.75%, 7/1/16            491,105

Aaa        AAA         1,000     Mississippi Hospital
                                 Equipment and Facilities
                                 Authority (Mississippi
                                 Baptist Medical Center)
                                 (MBIA), 6.00%, 5/1/13             1,022,710
------------------------------------------------------------------------------
                                                                 $ 4,062,042
------------------------------------------------------------------------------

Insured Lease Revenue / Certificates of Participation -- 4.2%
------------------------------------------------------------------------------
Aaa        AAA        $1,000     Medical Center Building
                                 Corp., (University of
                                 Mississippi Medical Center)
                                 (MBIA), 5.80%, 12/1/14          $ 1,003,950
------------------------------------------------------------------------------
                                                                 $ 1,003,950
------------------------------------------------------------------------------

Insured Water and Sewer -- 2.1%
------------------------------------------------------------------------------
Aaa        AAA        $  500     City of Natchez, Combined
                                 Water and Sewer System,
                                 (MBIA), 5.70%, 8/1/17           $   487,910
------------------------------------------------------------------------------
                                                                 $   487,910
------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 8.6%
------------------------------------------------------------------------------
NR         A          $1,000     Mississippi Development
                                 Bank, Golden Triangle Solid
                                 Waste, 6.00%, 7/1/15            $ 1,006,030

A2         NR          1,000     Mississippi University
                                 Educational Building Corp.,
                                 Facilities Renovation,
                                 6.15%, 6/15/15                    1,023,470
------------------------------------------------------------------------------
                                                                 $ 2,029,500
------------------------------------------------------------------------------

Life Care -- 0.9%
------------------------------------------------------------------------------
NR         NR         $  200     Ridgeland, MS, Urban
                                 Renewal, The Orchard
                                 Project Series 1993A,
                                 7.75%, 12/1/15                  $   207,156
------------------------------------------------------------------------------
                                                                 $   207,156
------------------------------------------------------------------------------

Nursing Homes -- 1.3%
------------------------------------------------------------------------------
NR         NR         $  300     Mississippi Finance Corp.
                                 (Magnolia Healthcare),
                                 7.99%, 7/1/25                   $   297,054
------------------------------------------------------------------------------
                                                                 $   297,054
------------------------------------------------------------------------------

Special Tax Revenue -- 3.0%
------------------------------------------------------------------------------
Baa1       A          $  750     Puerto Rico Highway and
                                 Transportation Authority,
                                 5.50%, 7/1/36                   $   701,565
------------------------------------------------------------------------------
                                                                 $   701,565
------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $22,420,070)                                $23,668,792
------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 39.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.5% to 25.9% of total investments.


                       See notes to financial statements

New York Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                    Value
----------------------------------------------------------------------------
Assisted Living -- 0.4%
----------------------------------------------------------------------------
NR         NR         $ 1,970     Village of North
                                  Syracuse, NY, Housing
                                  Authority (AJM Senior
                                  Housing, Inc., Janus
                                  Park), 8.00%, 6/1/24        $  1,959,500
----------------------------------------------------------------------------
                                                              $  1,959,500
----------------------------------------------------------------------------

Education -- 16.3%
----------------------------------------------------------------------------
Baa2       NR         $ 1,660     City of New Rochelle IDA
                                  Civic Facilities,
                                  (College of New
                                  Rochelle), 6.75%, 7/1/22    $  1,701,268

NR         AA           1,300     Dormitory Authority, (New
                                  York Medical College)
                                  (Asset Guaranty), 6.875%,
                                  7/1/21                         1,395,953

Aa         AA           2,650     Dormitory Authority,
                                  (Vassar College), 5.00%,
                                  7/1/15                         2,436,781

Aaa        AA+          6,895     Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  4.75%, 7/1/14                  6,087,664

Baa1       BBB+         9,850     Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  5.25%, 5/15/15                 9,075,593

Baa1       BBB+        28,675     Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  5.25%, 5/15/19                26,074,177

Baa1       BBB+        14,680     Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  5.25%, 5/15/21                13,276,151

Baa1       BBB+        20,125     Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  5.50%, 5/15/13                19,202,872

Baa1       BBB+           415     Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  7.375%, 5/15/14                  449,433

Baa1       BBB+         1,300     Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  7.50%, 5/15/11                 1,495,286

A          NR           1,000     Dutchess County IDA,
                                  (Bard College), 7.00%,
                                  11/1/17                        1,072,870

A1         NR           6,035     Monroe County IDA,
                                  (Wilmur Assc.), 7.25%,
                                  12/1/16                        6,373,081
----------------------------------------------------------------------------
                                                              $ 88,641,129
----------------------------------------------------------------------------

Electric Utilities -- 4.0%
----------------------------------------------------------------------------
A1         A+         $   500     New York State Energy
                                  Research and Development
                                  Authority (Consolidated
                                  Edison) (AMT), 7.75%,
                                  1/1/24                      $    517,075

A1         A+           2,365     New York State Energy
                                  Research and Development
                                  Authority,  (Consolidated
                                  Edison) (AMT), 7.50%,
                                  7/1/25                         2,509,218

A1         A+           1,000     New York State Energy
                                  Research and Development
                                  Authority, (Consolidated
                                  Edison) (AMT), 7.50%,
                                  1/1/26                         1,066,140

A1         A            2,500     New York State Energy
                                  Research and Development
                                  Authority, (Brooklyn
                                  Union Gas) (RIBS)(AMT),
                                  Variable, 7/1/26/(1)/          2,925,000

Aa         AA-         12,345     Power Authority of the
                                  State of New York, 5.25%,
                                  1/1/18                        11,369,992

NR         NR           3,000     Virgin Islands Water and
                                  Power Authority, 7.40%,
                                  7/1/11                         3,180,300
----------------------------------------------------------------------------
                                                              $ 21,567,725
----------------------------------------------------------------------------

Escrowed / Prerefunded -- 7.1%
----------------------------------------------------------------------------
Aaa        BBB        $ 1,000     Dormitory Authority,
                                  (City University),
                                  7.625%, 7/1/20              $  1,109,270

Baa1       NR           2,250     Dormitory Authority,
                                  (Upstate Community
                                  College), 7.20%, 7/1/21        2,492,573

Baa1       NR           2,000     Dormitory Authority,
                                  (Upstate Community
                                  College), 7.30%, 7/1/21        2,223,060

Baa1       BBB+         2,000     Dormitory Authority,
                                  State University
                                  Educational Facilities,
                                  5.50%, 5/15/19                 1,881,740

Aaa        AAA            500     Erie County Water
                                  Authority, Water Works
                                  System, (AMBAC), 6.00%,
                                  12/1/08                          533,310

Aaa        AAA            500     Metropolitan
                                  Transportation Authority
                                  Commuter Facilities
                                  Bonds, 7.50%, 7/1/19             550,605

Aaa        BBB          1,000     New York State Housing
                                  Finance Agency (HFA),
                                  Service Contracts, 7.80%,
                                  9/15/01                        1,126,510

NR         AAA             70     New York State Medical
                                  Care Facilities Finance
                                  Agency (MCFFA) Mental
                                  Health Services
                                  Facilities, 7.75%, 8/15/10        77,223

                       See notes to financial statements

New York Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                      Value
--------------------------------------------------------------------------------
Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------------
Aaa       AAA      $ 3,320     New York State (MCFFA),
                               Mental Health Services
                               Facilities, 7.50%, 2/15/21  $  3,705,220

Aaa       AAA        1,775     New York State (HFA),
                               Service Contracts,
                               7.375%, 9/15/21                1,999,538

Aaa       AAA          225     New York State  (MCFFA),
                               Mental Health Services
                               Facilities, 7.875%,
                               8/15/08                          251,618

NR        AA-          500     New York State Power
                               Authority, Series V,
                               8.00%, 1/1/17                    525,080

Baa1      BBB        4,750     New York State Thruway
                               Authority, Local Highway
                               and Bridge Service
                               Contract Bonds, 7.25%,
                               1/1/10 /(2)/                   5,233,550

Baa1      BBB          500     New York State Urban
                               Development Corporation
                               (UDC), Alfred Technology,
                               7.875%, 1/1/20                   550,210

Baa1      BBB          750     New York State Urban
                               Development Corp. (UDC),
                               Clarkson Center, 7.80%,
                               1/1/20                           840,203

Baa1      BBB          750     New York State UDC,
                               Clarkson Center, 8.00%,
                               1/1/20                           844,635

Aaa       NR         8,100     New York State UDC,
                               Correctional Facilities,
                               6.50%, 1/1/21                  8,622,369

Baa1      AAA        3,750     Puerto Rico Aqueduct and
                               Sewer Authority, 7.875%,
                               7/1/17                         4,003,163

Aaa       AAA        1,760     Puerto Rico Highway and
                               Transportation Authority
                               - Highway Revenue,
                               6.625%, 7/1/18                 1,939,995
--------------------------------------------------------------------------------
                                                           $ 38,509,872
--------------------------------------------------------------------------------

General Obligations -- 1.4%
--------------------------------------------------------------------------------
Aaa       BBB+     $   475     New York, NY, 7.50%,
                               2/1/18                      $    536,565

Baa1      BBB+       3,525     New York, NY, 7.50%,
                               2/1/18                         3,872,777

AA        AA         1,700     Onondaga County, NY,
                               5.875%, 2/15/11                1,785,646

AA        AA         1,600     Onondaga County, NY,
                               5.875%, 2/15/12                1,676,064
--------------------------------------------------------------------------------
                                                           $  7,871,052
--------------------------------------------------------------------------------

Hospitals -- 16.8%
--------------------------------------------------------------------------------
Aa        AAA      $ 1,500     Dormitory Authority,
                               (Long Island Jewish
                               Medical Center) (FHA),
                               7.75%, 8/15/27              $  1,563,975

NR        AAA        1,000     Dormitory Authority, (St.
                               Francis Hospital) (FHA),
                               7.65%, 8/1/30                  1,085,240

NR        AA         1,000     Dormitory Authority, (St.
                               Johns) (FHA), 6.05%,
                               2/1/16                         1,002,260

Baa1      BBB+      10,000     Dormitory Authority,
                               (Mental Health
                               Facilities), 5.375%,
                               2/15/26                        8,964,500

NR        AAA        6,705     Dormitory Authority,
                               (United Health Services),
                               (FHA), 7.35%, 8/1/29           7,156,112

Aa        AA         1,000     New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.55%, 8/15/12                 1,043,470

Aa        AA         9,000     New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.70%, 8/15/23                 9,405,450

Aa        AA         1,050     New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.75%, 2/15/12                 1,113,819

Aa        AA         1,500     New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.95%, 2/15/32                 1,595,865

Aa        AA         2,190     New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.00%, 8/15/32                 2,351,819

Aa        AA         6,600     New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.25%, 2/15/31                 7,098,960

Aa        AA           745     New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.35%, 2/15/29                   791,443

Aa        AA         3,500     New York State MCFFA,
                               Insured Mortgage (FHA),
                               6.20%, 8/15/14                 3,580,780

Aa        AA         6,625     New York State MCFFA,
                               Insured Mortgage (FHA),
                               6.20%, 8/15/15                 6,723,116

Aa        AA         6,550     New York State MCFFA,
                               Insured Mortgage (FHA),
                               6.25%, 8/15/15                 6,667,638

Aa        AA           950     New York State MCFFA,
                               Insured Mortgage (FHA),
                               7.45%, 8/15/31                 1,028,119

Baa1      BBB+       1,230     New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.50%, 2/15/21     1,350,626

Baa1      BBB+          75     New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.75%, 8/15/10        81,655

Baa1      BBB+         270     New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.875%,
                               8/15/08                          298,496

                       See notes to financial statements

New York Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                    Value
----------------------------------------------------------------------------
Hospitals (continued)
----------------------------------------------------------------------------
Baa        BBB        $ 5,540     New York State MCFFA,
                                  Secured Hospital, 7.35%,
                                  8/15/11                     $  6,029,459

Baa        BBB         19,700     New York State MCFFA,
                                  Secured Hospital
                                  (Brookdale), 6.80%,
                                  8/15/12                       20,605,608

Baa1       BBB+         1,800     Syracuse Industrial
                                  Development Agency (IDA),
                                  St. Joseph's Hospital
                                  Health Center, 7.50%,
                                  6/1/18                         2,011,302
----------------------------------------------------------------------------
                                                              $ 91,549,712
----------------------------------------------------------------------------

Housing -- 6.2%
----------------------------------------------------------------------------
NR         NR         $ 4,619     New York City Housing
                                  Development Corporation
                                  (HDC), Allerville, 6.50%,
                                  11/15/18                    $  4,653,931

NR         NR           2,025     New York City HDC,
                                  Dayton, 6.50%, 11/15/18        2,048,842

NR         AAA          2,550     New York City HDC,
                                  Multi-Unit Management,
                                  7.35%, 6/1/19                  2,697,390

Aa         AAA            235     New York State Housing
                                  Finance Agency, Baytown,
                                  7.10%, 8/15/35                   246,727

Aa         NR          37,865     New York State Mortgage
                                  Agency, 0%, 10/1/14            7,298,857

Aa         NR             500     New York State Mortgage
                                  Agency, 6.65%, 4/1/22            516,715

Aa2        NR           8,750     New York State Mortgage
                                  Agency, 6.90%, 4/1/15          9,416,575

Aa         NR           1,000     New York State Mortgage
                                  Agency, 7.50%, 4/1/15          1,068,800

Aa2        NR             450     New York State Mortgage
                                  Agency, 7.70%, 10/1/12           473,949

Aa2        NR           2,850     New York State Mortgage
                                  Agency (AMT), 6.40%,
                                  10/1/20                        2,912,216

Aa2        NR           1,600     New York State Mortgage
                                  Agency (AMT), 7.95%,
                                  10/1/21                        1,694,176

Baa        BBB            350     Puerto Rico Commonwealth
                                  Urban Renewal and Housing
                                  Corp., 7.875%, 10/1/04           379,043

Aaa        AAA            330     Puerto Rico Housing
                                  Financial Corp. Single
                                  Family (GNMA), 7.65%,
                                  10/15/22                         346,279
----------------------------------------------------------------------------
                                                              $ 33,753,500
----------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 1.0%
----------------------------------------------------------------------------
Aaa        AAA        $ 5,830     New York City, 5.375%,
                                  7/1/23                      $  5,441,780
----------------------------------------------------------------------------
                                                              $  5,441,780
----------------------------------------------------------------------------

Insured Colleges and Universities -- 0.1%
----------------------------------------------------------------------------
Aaa        AAA        $   450     Dormitory Authority,
                                  (Colgate University)
                                  (MBIA), 6.00%, 7/1/16       $    469,643
----------------------------------------------------------------------------
                                                              $    469,643
----------------------------------------------------------------------------

Insured Electric Utilities -- 1.3%
----------------------------------------------------------------------------
Aaa        AAA        $ 2,200     New York State Energy
                                  Research and Development
                                  Authority, (Brooklyn
                                  Union Gas) (MBIA), 5.50%,
                                  1/1/21                      $  2,089,450

Aaa        AAA          5,000     Puerto Rico Telephone
                                  Authority (MBIA)
                                  Variable, 6.769%,
                                  1/25/07/(1)/                   5,018,750
----------------------------------------------------------------------------
                                                              $  7,108,200
----------------------------------------------------------------------------

Insured General Obligations -- 2.6%
----------------------------------------------------------------------------
Aaa        AAA        $   700     Bethlehem Central School
                                  District (AMBAC), 7.10%,
                                  11/1/08                     $    815,864

Aaa        AAA            700     Bethlehem Central School
                                  District (AMBAC), 7.10%,
                                  11/1/09                          815,934

Aaa        AAA            770     Chautauqua County
                                  Unlimited Tax (FGIC),
                                  6.40%, 9/15/09                   846,854

Aaa        AAA          1,035     Erie County Water
                                  Authority (AMBAC), 0%,
                                  12/1/17                          235,804

Aaa        AAA            700     Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/09           807,751

Aaa        AAA            700     Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/10           806,939

Aaa        AAA            700     Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/11           808,773

Aaa        AAA            675     Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/12           781,029

Aaa        AAA            675     Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/13           781,576

Aaa        AAA            515     Jamestown, (Secondary
                                  AMBAC), 7.10%, 3/15/14           596,313

Aaa        AAA          1,930     New York, NY (AMBAC),
                                  7.00%, 8/1/17                  2,114,199

Aaa        AAA          4,500     Puerto Rico (FSA),
                                  Variable, 7/1/22/(1)/          4,522,500
----------------------------------------------------------------------------
                                                              $ 13,933,536
----------------------------------------------------------------------------

Insured Hospitals -- 1.8%
----------------------------------------------------------------------------
Aaa        AAA        $ 2,965     New York State Dormitory
                                  Authority (Mt. Sinai)
                                  (MBIA), 5.15%, 7/1/24       $  2,723,264

                       See notes to financial statements

New York Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                    Value
--------------------------------------------------------------------------------
Insured Hospitals (continued)
--------------------------------------------------------------------------------
Aaa        AAA        $ 1,300     New York State MCFFA, New
                                  York Hospital (FHA)
                                  (AMBAC), 6.60%, 2/15/11     $  1,393,886

Aaa        AAA          5,400     New York State MCFFA, New
                                  York Hospital (FHA)
                                  (AMBAC), 6.75%, 8/15/14        5,862,240
--------------------------------------------------------------------------------
                                                              $  9,979,390
--------------------------------------------------------------------------------

Insured Housing -- 0.1%
--------------------------------------------------------------------------------
Aaa        AAA        $   500     New York City HDC,
                                  Charter Oaks (MBIA),
                                  7.375%, 4/1/17              $    516,305
--------------------------------------------------------------------------------
                                                              $    516,305
--------------------------------------------------------------------------------

Insured Life Care -- 0.3%
--------------------------------------------------------------------------------
Aaa        AAA        $ 1,500     New York State MCFFA,
                                  Long Term Health Care
                                  (FSA), 6.80%, 11/1/14       $  1,605,030
--------------------------------------------------------------------------------
                                                              $  1,605,030
--------------------------------------------------------------------------------

Insured Miscellaneous -- 0.1%
--------------------------------------------------------------------------------
Aaa        AAA        $   500     New York City IDA, (USTA
                                  National Tennis Center
                                  Inc.) (FSA), 6.375%,
                                  11/15/14                    $    527,915
--------------------------------------------------------------------------------
                                                              $    527,915
--------------------------------------------------------------------------------

Insured Solid Waste -- 1.7%
--------------------------------------------------------------------------------
Aaa        AAA        $ 1,650     Dutchess County Resource
                                  Recovery Solid Waste
                                  (FGIC), 7.50%, 1/1/09       $  1,778,733

Aaa        AAA          6,795     Islip Resource Recovery
                                  Agency (MBIA), 6.50%,
                                  7/1/09                         7,376,516
--------------------------------------------------------------------------------
                                                              $  9,155,249
--------------------------------------------------------------------------------

Insured Transportation -- 1.1%
--------------------------------------------------------------------------------
Aaa        AAA        $ 3,000     Triborough Bridge and
                                  Tunnel Authority of New
                                  York, RITES
                                  (AMBAC),Variable,
                                  1/1/12/(1)/                 $  3,270,000

Baa        AAA          3,000     Triborough Bridge and
                                  Tunnel Authority, (MBIA),
                                  Variable, 1/1/19/(1)/          3,018,750
--------------------------------------------------------------------------------
                                                              $  6,288,750
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 12.2%
--------------------------------------------------------------------------------
Baa1       BBB        $ 8,000     Dormitory Authority,
                                  (City University),
                                  5.625%, 7/1/16              $  7,690,240

Baa1       BBB            250     Dormitory Authority,
                                  (City University),
                                  6.375%, 7/1/08                   257,860

Baa1       BBB          5,100     Dormitory Authority,
                                  (City University), 7.00%,
                                  7/1/09                         5,576,799

Baa1       BBB          4,325     Dormitory Authority,
                                  (City University), 7.50%,
                                  7/1/10                         4,930,846

Baa1       BBB          1,000     Dormitory Authority, City
                                  University, (Cross-over
                                  Refunded '98), 8.125%,
                                  7/1/08                         1,063,280

Baa1       BBB          8,500     New York State Dormitory
                                  Authority, (City
                                  University), 6.00%, 7/1/20     8,504,335

Baa        BBB+        13,380     New York State HFA Health
                                  Facilities, 6.00%, 5/1/06     13,467,504

NR         BBB          5,865     New York State Thruway
                                  Authority, 0%, 1/1/01          4,793,992

NR         BBB          2,350     New York State Thruway
                                  Authority, 0%, 1/1/03          1,705,818

Baa1       BBB         16,950     New York State UDC,
                                  5.70%, 4/1/20                 16,330,307

A          A            1,825     Syracuse-Hancock
                                  International Airport,
                                  6.625%, 1/1/12                 1,911,523
--------------------------------------------------------------------------------
                                                              $ 66,232,504
--------------------------------------------------------------------------------

Life Care -- 1.1%
--------------------------------------------------------------------------------
NR         NR         $ 4,000     Glen Cove, Industrial
                                  Development Agency, 9.50%,
                                  7/1/12                      $  4,000,000

Baa1       BBB+         1,090     New York State Medical
                                  Care Facilities, 7.625%,
                                  8/15/17                        1,228,005

Baa1       BBB+           490     New York State Medical
                                  Care Facilities, 7.625%,
                                  8/15/17                          535,364
--------------------------------------------------------------------------------
                                                              $  5,763,369
--------------------------------------------------------------------------------

Miscellaneous -- 1.7%
--------------------------------------------------------------------------------
Aa2        AA         $   635     City of New York
                                  Municipal Assistance
                                  Corp., 7.625%, 7/1/08       $    687,083

Aaa        NR           1,300     New York City IDA, (YMCA
                                  of Greater New York),
                                  8.00%, 8/1/16                  1,485,081

NR         NR           7,000     VRDC-IVRC Trust, (NY
                                  MTA), Variable, 6.10%,
                                  6/26/02/(1)/                   7,122,500
--------------------------------------------------------------------------------
                                                              $  9,294,664
--------------------------------------------------------------------------------

                       See notes to financial statements

New York Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D




Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                       Value
--------------------------------------------------------------------------------
Solid Waste -- 1.9%
--------------------------------------------------------------------------------
Baa1       NR       $ 9,530     New York State EFC
                                Resource Recovery,
                                Huntington, 7.50%, 10/1/12     $ 10,315,844
--------------------------------------------------------------------------------
                                                               $ 10,315,844
--------------------------------------------------------------------------------

Special Tax Revenue -- 12.5%
--------------------------------------------------------------------------------
A3         A        $ 5,000     New York State Local
                                Government Assitance
                                Corporation (LGAC),
                                5.00%, 4/1/21                  $  4,365,450

A3         A         14,000     New York State LGAC,
                                5.00%, 4/1/21                    12,467,279

A3         A         11,170     New York State LGAC,
                                5.00%, 4/1/23                     9,702,039

A3         A         32,300     New York State LGAC,
                                5.375%, 4/1/19                   30,169,168

A3         A          5,225     New York State LGAC,
                                5.50%, 4/1/17                     5,080,006

NR         BBB+       2,630     New York State Municipal
                                Bond Bank Agency, 6.875%,
                                3/15/06                           2,800,030

Baa1       BBB        3,335     Triborough Bridge and
                                Tunnel Authority,
                                Convention Center, 6.00%,
                                1/1/11                            3,364,181
--------------------------------------------------------------------------------
                                                               $ 67,948,153
--------------------------------------------------------------------------------

Transportation -- 4.6%
--------------------------------------------------------------------------------
A1         AA-      $ 1,500     Port Authority of New
                                York and New Jersey
                                (AMT), Variable,
                                1/15/27/(1)/                   $  1,576,875

Baa3       BB+        2,800     Port Authority of New
                                York and New Jersey,
                                (Delta Airlines), 6.95%,
                                6/1/08                            2,971,192

Aa         A+         7,460     Triborough Bridge and
                                Tunnel Authority, 5.20%,
                                1/1/27                            6,745,630

Aa         A+        11,580     Triborough Bridge and
                                Tunnel Authority, 5.50%,
                                1/1/17                           11,340,062

Aa         A+         2,500     Triborough Bridge and
                                Tunnel Authority, 6.125%,
                                1/1/21                            2,645,500
--------------------------------------------------------------------------------
                                                               $ 25,279,259
--------------------------------------------------------------------------------

Water and Sewer -- 3.7%
--------------------------------------------------------------------------------
Aa2        A        $ 2,750     New York State EFC, State
                                Water Pollution Control,
                                7.00%, 6/15/12                 $  3,011,140

Aa2        A+         4,545     New York State EFC, State
                                Water Pollution Control,
                                7.20%, 3/15/11                    4,913,918

Aa         A            150     New York State EFC, State
                                Water Pollution Control,
                                7.50%, 6/15/12                 $    164,204

Aa         A         11,050     New York State
                                Environmental Facilities
                                Corporation (EFC), State
                                Water Pollution Control,
                                6.875%, 6/15/10                  12,047,373
--------------------------------------------------------------------------------
                                                               $ 20,136,635
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $520,628,074)                             $543,848,716
--------------------------------------------------------------------------------

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 9.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.5% to 5.4% of total investments.


                       See notes to financial statements

Ohio Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                      Value
---------------------------------------------------------------------------
Education -- 5.2%
---------------------------------------------------------------------------
Aaa        AAA      $ 1,000     Ohio Higher Education
                                Facilities (University of
                                Dayton) (FGIC), 5.80%,
                                12/1/14                     $  1,009,110

Aa3        AA-          550     Ohio State Higher
                                Educational Facilities,
                                (Case Western
                                University), 6.50%,
                                10/1/20                          606,210

A1         NR         6,000     Ohio State Student Loan
                                Funding Corp (AMT),
                                6.10%, 8/1/07                  6,025,920

A1         NR         5,000     Ohio State Student Loan
                                Funding Corp (AMT),
                                6.10%, 8/1/08                  5,003,400

A1         AA-          650     University of Cincinnati,
                                6.50%, 6/1/11                    688,591

Aaa        AAA        1,000     University of Cincinnati,
                                6.50%, 12/1/11                 1,041,200
---------------------------------------------------------------------------
                                                            $ 14,374,431
---------------------------------------------------------------------------

Electric Utilities -- 5.0%
---------------------------------------------------------------------------
NR         BBB      $ 5,500     Guam Power Authority,
                                5.25%, 10/1/13              $  4,962,375

A1         A+         1,185     Ohio State Air Quality
                                Development Authority,
                                6.10%, 9/1/30                  1,203,356

Baa1       BBB+      20,165     Puerto Rico Electric
                                Power Authority, 0%,
                                7/1/17                         6,175,530

Baa1       BBB+         360     Puerto Rico Electric
                                Power Authority, 7.125%,
                                7/1/14                           384,178

NR         NR         1,000     Virgin Islands Water and
                                Power Authority, 7.40%,
                                7/1/11                         1,060,100
---------------------------------------------------------------------------
                                                            $ 13,785,539
---------------------------------------------------------------------------

Escrowed / Prerefunded -- 0.4%
---------------------------------------------------------------------------
NR         BBB+     $ 1,000     Lucas County (Flowers
                                Hospital), 6.125%, 12/1/13  $  1,076,030
---------------------------------------------------------------------------
                                                            $  1,076,030
---------------------------------------------------------------------------

General Obligations -- 6.3%
---------------------------------------------------------------------------
NR         NR       $ 3,035     Belmont County, 7.30%,
                                12/1/12                     $  3,228,967

A1         NR           725     City of Medina, OH Fire
                                Station Improvement,
                                3.00%, 12/1/10                   533,216

Ba1        BBB        2,450     Cleveland City School
                                District, 7.25%, 6/15/98       2,480,527

NR         NR           800     Mahoning Valley, OH,
                                Sanitation District,
                                7.80%, 12/15/08                  868,400

NR         NR       $   950     Mahoning Valley, OH,
                                Sanitation District,
                                7.80%, 12/15/09                1,031,225

Aa1        AA+        1,500     Ohio State Infrastructure
                                Improvement, 0%, 8/1/11          674,940

NR         NR         1,000     Tuscarawas Public Library
                                Improvement, 6.90%,
                                12/1/11                        1,029,670

Baa        NR         6,855     Youngstown, OH, 7.35%,
                                7/1/05                         7,372,826
---------------------------------------------------------------------------
                                                            $ 17,219,771
---------------------------------------------------------------------------

Hospitals -- 22.8%
---------------------------------------------------------------------------
NR         AAA      $ 1,000     Allen County OH  LIMA
                                Convalescent Home
                                Foundation (GNMA), 6.40%,
                                1/1/21                      $  1,036,560

Baa3       BBB-       1,000     Butler County
                                (Hamilton-Hughe
                                Hospital), 7.50%, 1/1/10       1,062,220

A2         A          1,015     City of Garfield Heights
                                (Marymount Hospital),
                                6.65%, 11/15/11                1,070,328

A2         A          1,000     City of Garfield Heights
                                (Marymount Hospital),
                                6.70%, 11/15/15                1,055,040

A1         A+         2,100     Cuyahoga County, Fairview
                                General Hospital, 6.25%,
                                8/15/10                        2,146,242

A1         A          2,000     Cuyahoga County, Meridia
                                Health System, 6.50%,
                                8/15/12                        2,059,040

A1         A          2,370     Cuyahoga County, Meridia
                                Health System, 7.00%,
                                8/15/23                        2,518,457

Aa3        AA         4,450     Cuyahoga County,
                                University Hospitals
                                Health System, 6.00%,
                                1/15/22                        4,450,757

Aa3        AA           750     Cuyahoga County,
                                University Hospitals
                                Health System, 6.50%,
                                1/15/19                          773,730

NR         BBB+       3,705     Defiance Hospital, Inc.,
                                7.625%, 11/1/03                3,786,251

Baa3       BBB          765     East Liverpool City
                                Hospital-
                                Series A, 8.00%, 10/1/21         803,717

Baa3       BBB        1,000     East Liverpool City
                                Hospital-
                                Series B, 8.00%, 10/1/21       1,050,610

A2         A          4,000     Erie County (Firelands
                                Community Hospital),
                                6.75%, 1/1/08                  4,187,720

Aa3        NR         2,000     Franklin County
                                (Children's Hospital),
                                5.75%, 11/1/20                 1,936,000

Aa3        NR         3,000     Franklin County
                                (Children's Hospital),
                                6.60%, 5/1/13                  3,200,190

A1         A          5,115     Hamilton County (Bethesda
                                Hospital, Inc.), 6.25%,
                                1/1/12                         5,245,279

                       See notes to financial statements

Ohio Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                      Value
--------------------------------------------------------------------------------
Hospitals (continued)
--------------------------------------------------------------------------------
Aa2        NR        $ 1,000    Hamilton County, OH
                                Wesley Hall, 6.50%, 3/1/15  $  1,050,860

A1         A+          5,900    Lorain County (Humility
                                of Mary Health Care
                                Corp.), 5.90%, 12/15/08        5,989,385

A1         A+          1,095    Lorain County (Humility
                                of Mary Health Care
                                Corp.), 7.125%, 12/15/06       1,179,293

A1         A+          1,000    Lorain County (Humility
                                of Mary Health Care
                                Corp.), 7.20%, 12/15/11        1,073,590

NR         A+          1,750    Lorain, OH, Hospital
                                Improvement, (Lakeland
                                County Hospital), 6.50%,
                                11/15/12                       1,819,545

Baa        BBB         3,800    Miami, Upper Valley
                                Medical Center, 6.375%,
                                5/15/26                        3,832,794

NR         NR         10,000    Mt Vernon, (Knox
                                Community Hospital),
                                7.875%, 6/1/12                10,309,799

Aa1        NR            600    Warren County, Hospital
                                Facilities (Otterbein
                                Homes), 7.20%, 7/1/11            643,746
--------------------------------------------------------------------------------
                                                            $ 62,281,153
--------------------------------------------------------------------------------

Housing -- 11.4%
--------------------------------------------------------------------------------
Aa         NR        $ 1,300    City of Clermont, Laurels
                                (FHA), 6.00%, 9/1/20        $  1,285,427

Aa         NR          5,985    Franklin County MFMR -
                                Tuttle Park (FHA), (AMT,
                                6.60%, 3/1/36                  6,221,347

Aa         NR          2,500    Franklin County MFMR -
                                Tuttle Park (FHA), (AMT),
                                6.50%, 3/1/26                  2,589,425

NR         NR          3,645    Franklin County,
                                (Hamilton Creek
                                Apartments) (FHA), (AMT),
                                5.55%, 7/1/24                  3,384,455

NR         NR          1,000    Franklin County,
                                (Hamilton Creek
                                Apartments) (FHA), (AMT),
                                5.80%, 7/1/14                    979,630

NR         NR          3,000    Lucas County, County
                                Creek Project (AMT),
                                8.00%, 7/1/26                  2,869,410

Aaa        AAA           935    Ohio HFA SFMR, (GNMA)
                                (AMT), Variable, 3/1/31(1)     1,002,788

NR         AAA         3,310    Ohio HFA, (GNMA), (AMT),
                                6.375%, 3/1/25                 3,343,597

NR         NR          4,595    Ohio HFA, (GNMA), (AMT),
                                6.70%, 3/1/25                  4,743,510

Aa         NR          1,000    Ohio HFA, Aristocrat
                                South Board & Care (FHA),
                                (AMT), 7.30%, 8/1/31           1,041,820

NR         AAA         1,250    Ohio HFA, MFMR-Asbury
                                Woods (FHA), 7.00%,
                                10/1/24                        1,282,350

Baa1       A           2,925    Puerto Rico Commonwealth
                                Urban Renewal and Housing
                                Corp., 0%, 10/1/99             2,601,729
--------------------------------------------------------------------------------
                                                            $ 31,345,488
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 12.6%
--------------------------------------------------------------------------------
Aa         NR        $ 2,000    Cuyahoga OH IDR -
                                Chippewa Place, 6.60%,
                                8/1/15                      $  2,081,760

A3         NR          3,750    Ohio Air Quality
                                Development Authority,
                                (Ashland Oil Inc.),
                                6.85%, 4/1/10                  3,883,875

NA         NA            850    Ohio Economic Development
                                Commission, (Ohio
                                Enterprise Bond
                                Fund-Progress Plastics
                                Products), (AMT), 6.80%,
                                12/1/01                          892,432

NR         BB-         1,020    Ohio Economic
                                Development, (Kmart
                                Corp.), 6.75%, 5/15/07         1,033,178

NR         AA          1,000    Ohio Pollution Control,
                                (Standard Oil Co.),
                                6.75%, 12/1/15                 1,132,260

Baa2       BB-         3,885    Ohio Water Development
                                Authority, (Union Carbide
                                Corp.), 5.50%, 1/15/07         3,885,078

NA         A-            565    Ohio, Enterprise Bond
                                Fund, (Burrows Paper
                                Corp.) (AMT), 7.625%,
                                6/1/11                           614,042

NR         A-            270    Ohio, Enterprise Bond
                                Fund, (Cheryl & Co.)
                                (AMT), 5.50%, 12/1/04            276,761

NR         A-            530    Ohio, Enterprise Bond
                                Fund, (Cheryl & Co.),
                                (AMT), 5.90%, 12/1/09            541,300

NR         A-          1,695    Ohio, Enterprise Bond
                                Fund, (Consolidated
                                Biscuit), (AMT), 7.00%,
                                12/1/09                        1,808,175

NR         NR          3,300    Ohio, Enterprise Bond
                                Fund, (J J & W LP) (AMT),
                                6.70%, 12/1/14                 3,403,620

NA         NA            750    Ohio, Enterprise Bond
                                Fund, (Luigino's Inc.)
                                (AMT), 6.85%, 6/1/01             759,863

NA         A-          1,525    Ohio, Enterprise Bond
                                Fund, (Progress Plastic
                                Products) (AMT), 7.80%,
                                12/1/09                        1,693,482

NA         A-          1,000    Ohio, Enterprise Bond
                                Fund, (Royal Appliance
                                Manufacturing Co.) (AMT),
                                7.625%, 12/1/11                1,067,700

NA         A-            680    Ohio, Enterprise Bond
                                Fund, (Royal Appliance
                                Manufacturing Co.) (AMT),
                                7.625%, 12/1/11                  732,333


                       See notes to financial statements

Ohio Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                      Value
--------------------------------------------------------------------------------
Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
NR         A-       $   880     Ohio, Enterprise Bond
                                Fund, (VSM Corp.) (AMT),
                                7.375%, 12/1/11             $    936,320

Ba1        NR         1,500     Portage County, (Kroger
                                Corp.), 7.25%, 7/1/99          1,543,545

Baa3       BB+        4,000     Puerto Rico Port
                                Authority (American
                                Airlines) (AMT), 6.25%,
                                6/1/26                         4,076,880

NR         NR         3,000     State of Ohio, Solid
                                Waste (Republic
                                Engineered Steel, Inc.)
                                (AMT), 9.00%, 6/1/21           3,019,890

Ba1        NR         1,000     Summit County, (Kroger
                                Corp.), 6.85%, 7/1/99          1,020,720
--------------------------------------------------------------------------------
                                                            $ 34,403,214
--------------------------------------------------------------------------------

Insured Electric Utilities -- 3.6%
--------------------------------------------------------------------------------
Aaa        AAA      $ 1,650     Cleveland Public Power
                                System, (MBIA), 7.00%,
                                11/15/17                    $  1,805,463

Aaa        AAA        4,000     Cleveland, OH, Public
                                Power System (MBIA),
                                5.00%, 11/15/20                3,602,800

NR         NR         2,000     Cuyahoga County Medical
                                Center Utility System
                                (MBIA)  (AMT), 6.10%,
                                8/15/15                        2,028,980

Aaa        AAA        2,300     Puerto Rico Electric
                                Power Authority (FSA),
                                Variable, 7/1/02/(1)/          2,463,875
--------------------------------------------------------------------------------
                                                            $  9,901,118
--------------------------------------------------------------------------------

Insured General Obligations -- 2.6%
--------------------------------------------------------------------------------
NR         AAA      $ 1,700     Commonwealth of Puerto
                                Rico "RIBS", (AMBAC),
                                Variable, 7/1/15/(1)/       $  1,708,500

Aaa        AAA          500     Hilliard Ohio School
                                District (FGIC), 5.00%,
                                12/1/20                          452,090

Aaa        AAA        2,000     North Olmsted, OH
                                (AMBAC), 5.00%, 12/1/16        1,827,820

Aaa        AAA        3,000     Puerto Rico (FSA),
                                Variable, 7/1/22/(1)/          3,015,000
--------------------------------------------------------------------------------
                                                            $  7,003,410
--------------------------------------------------------------------------------

Insured Hospitals -- 12.6%
--------------------------------------------------------------------------------
Aaa        AAA      $ 2,500     Akron, Bath and Copley
                                Townships Children's
                                Hospital Medical Center
                                of Akron, (AMBAC), 5.25%,
                                11/15/20                    $  2,277,850

Aaa        AAA      $ 1,000     Clermont County, Mercy
                                Health System (AMBAC)
                                Variable, 10/5/21/(1)/         1,188,750

Aaa        AAA        1,750     Cuyahoga County,
                                (Fairview Hospital)
                                (MBIA), 5.50%, 1/15/17         1,681,558

Aaa        AAA        1,500     Cuyahoga County,
                                (Fairview Hospital)
                                (MBIA), 5.50%, 8/15/19         1,419,660

Aaa        AAA        9,500     Franklin County,
                                Riverside United
                                Methodist (AMBAC), 5.75%,
                                5/15/20                        9,291,379

Aaa        AAA        3,325     Franklin County,
                                Riverside United
                                Methodist (MBIA), 5.75%,
                                5/15/20                        3,251,983

Aaa        AAA        2,750     Mansfield General
                                Hospital (AMBAC), 6.70%,
                                12/1/09                        2,973,328

Aaa        AAA        5,000     Middleburg Heights
                                Hospital-Southwestern
                                General (FSA), 5.75%,
                                8/15/21                        4,887,500

Aaa        AAA        1,000     Montgomery County, (Miami
                                Valley Hospital) (AMBAC),
                                6.25%, 11/15/16                1,029,500

Aaa        AAA        6,565     Portage County, (Robinson
                                Memorial Hospital),
                                (MBIA), 5.80%, 11/15/15        6,572,221
--------------------------------------------------------------------------------
                                                            $ 34,573,729
--------------------------------------------------------------------------------

Insured Housing -- 1.1%
--------------------------------------------------------------------------------
Aaa        AAA      $   750     Ohio Capital Corp. FHA
                                Insured Mortgage Loans,
                                (MBIA), 6.50%, 1/1/25       $    762,428

NR         NR           975     Ohio Capital Corp. FHA
                                Insured Mortgage Loans,
                                (MBIA), 7.25%, 7/1/24          1,007,838

Aaa        AAA        1,100     Ohio Capital Corp. MFMR -
                                Horizon Apts. (MBIA),
                                6.50%, 1/1/23                  1,130,030
--------------------------------------------------------------------------------
                                                            $  2,900,296
--------------------------------------------------------------------------------

Insured Industrial Development Revenue /
Pollution Control Revenue -- 3.5%
--------------------------------------------------------------------------------
NR         NR       $ 7,000     Ohio Air Quality
                                Development Authority,
                                JMG Funding, L.P.,
                                (AMBAC) (AMT), 6.375%,
                                1/1/29                      $  7,221,199

Aaa        AAA        2,500     University of
                                Cincinnati-Ohio (MBIA),
                                5.125%, 6/1/24                 2,278,325
--------------------------------------------------------------------------------
                                                            $  9,499,524
--------------------------------------------------------------------------------

                       See notes to financial statements

Ohio Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
-------------------  Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                      Value
----------------------------------------------------------------------------
Insured Lease Revenue / Certificates of
Participation -- 0.2%
----------------------------------------------------------------------------
Aaa        AAA      $ 1,000     Ohio Higher Education
                                (University of Dayton),
                                (FGIC), 0%, 12/1/06         $    609,390
----------------------------------------------------------------------------
                                                            $    609,390
----------------------------------------------------------------------------

Insured Special Tax Revenue -- 0.6%
----------------------------------------------------------------------------
Aaa        AAA      $ 2,110     Hudson Local School
                                District, (FGIC), 0%,
                                12/15/09                    $  1,062,934

Aaa        AAA        1,000     Hudson Local School
                                District, (FGIC), 0%,
                                12/15/10                         472,230
----------------------------------------------------------------------------
                                                            $  1,535,164
----------------------------------------------------------------------------

Life Care -- 1.8%
----------------------------------------------------------------------------
Aa         NA       $ 1,995     Franklin County,
                                Kensington Place, 6.75%,
                                1/1/34/(2)/                 $  2,050,361

Aa2        NR         1,000     Hamilton County, OH
                                Hospital - Episcopal
                                Retirement Home, 6.80%,
                                1/1/08                         1,052,110

NR         BBB-       1,800     Marion OH Health Care -
                                United Church Home,
                                6.30%, 11/15/15                1,793,394
----------------------------------------------------------------------------
                                                            $  4,895,865
----------------------------------------------------------------------------

Miscellaneous -- 1.1%
----------------------------------------------------------------------------
NR         NR       $ 3,000     Cuyahoga County Ohio
                                Revenue, 8.00%, 1/1/28      $  2,903,070
----------------------------------------------------------------------------
                                                            $  2,903,070
----------------------------------------------------------------------------

Nursing Homes -- 4.7%
----------------------------------------------------------------------------
NR         NR       $ 3,020     Greene County, Ohio,
                                IDA, Fairview Extended
                                Care-91, 10.125%, 1/1/11    $  3,397,319

NR         AAA        1,205     North Canton, OH, Health
                                Care Facilities, 6.10%,
                                9/20/16                        1,201,566

NR         AAA        6,455     North Canton, OH, Health
                                Care Facilities, 9.55%,
                                3/20/32                        8,319,913
----------------------------------------------------------------------------
                                                            $ 12,918,798
----------------------------------------------------------------------------

Special Tax Revenue -- 2.0%
----------------------------------------------------------------------------
Baa1       A        $ 2,500     Puerto Rico Highway and
                                Transportation Authority,
                                5.50%, 7/1/36               $  2,338,550

Baa1       A          3,000     Puerto Rico, Highway and
                                Transportation Authority,
                                6.625%, 7/1/12                 3,200,460
----------------------------------------------------------------------------
                                                            $  5,539,010
----------------------------------------------------------------------------

Transportation -- 2.1%
----------------------------------------------------------------------------
NR         BBB      $ 5,630     Guam Airport Authority
                                (AMT), 6.70%, 10/1/23       $  5,744,965
----------------------------------------------------------------------------
                                                            $  5,744,965
----------------------------------------------------------------------------

Water and Sewer -- 0.4%
----------------------------------------------------------------------------
NR         NR       $ 1,000     Vermilion, OH, 7.25%,
                                8/15/15                     $  1,049,390
----------------------------------------------------------------------------
                                                            $  1,049,390
----------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $263,442,371)                          $273,559,355
----------------------------------------------------------------------------

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 24.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.3% to 10.2% of total investments.

                       See notes to financial statements

Rhode Island Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%



Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)  Security                        Value
--------------------------------------------------------------------------------

Education -- 4.4%
--------------------------------------------------------------------------------
Aa1        AA       $1,000     Rhode Island Health and
                               Educational Building Corp.
                               (Brown University), 5.375%,
                               9/1/23                        $   928,230

A          NR          750     Rhode Island Student Loan
                               Authority, (AMT), 5.60%,
                               12/1/12                           711,353
--------------------------------------------------------------------------------
                                                             $ 1,639,583
--------------------------------------------------------------------------------

General Obligations -- 5.4%
--------------------------------------------------------------------------------
Baa1       A        $1,250     Commonwealth of Puerto Rico
                               Aqueduct and Sewer
                               Authority, 5.00%, 7/1/19      $ 1,110,788

NR         BBB         750     Guam, 5.40%, 11/15/18             672,855

Baa        NR          210     West Warwick, 6.80%, 7/15/98      214,194
--------------------------------------------------------------------------------
                                                             $ 1,997,837
--------------------------------------------------------------------------------

Hospitals -- 11.9%
--------------------------------------------------------------------------------
A3         A-       $1,250     Rhode Island Health and
                               Educational Building (South
                               County Hospital), 5.75%,
                               11/15/26                      $ 1,149,550

NR         AA        1,500     Rhode Island Health and
                               Educational Building Corp.
                               (Landmark Medical Center),
                               5.875%, 10/1/19                 1,476,105

Baa3       BBB         830     Rhode Island Health and
                               Educational Building Corp.
                               (Westerly Hospital), 6.00%,
                               7/1/14                            795,107

NR         A         1,015     Rhode Island Health and
                               Educational Building Corp.,
                               (Butler Hospital), 5.125%,
                               1/1/08                            958,728
--------------------------------------------------------------------------------
                                                             $ 4,379,490
--------------------------------------------------------------------------------

Housing -- 17.4%
--------------------------------------------------------------------------------
Aa2        AA+      $  220     Rhode Island Housing and
                               Mortgage Finance Corp.,
                               6.50%, 4/1/27                 $   226,433

Aa2        AA+         270     Rhode Island Housing and
                               Mortgage Finance Corp.,
                               6.70%, 10/1/14                    282,425

Aa2        AA+          95     Rhode Island Housing and
                               Mortgage Finance Corp.,
                               6.85%, 4/1/27                      99,192

Aa2        AA+       1,550     Rhode Island Housing and
                               Mortgage Finance Corp.,
                               (AMT), 6.60%, 10/1/25           1,589,897

Aa2        AA+         100     Rhode Island Housing and
                               Mortgage Finance Corp.,
                               (AMT), 6.70%, 10/1/12             104,313

Aa2        AA+         875     Rhode Island Housing and
                               Mortgage Finance Corp.,
                               (AMT), 6.80%, 10/1/25/(1)/        906,544

Aa2        AA+       1,000     Rhode Island Housing and
                               Mortgage Finance Corp.,
                               (AMT), 7.10%, 10/1/23           1,038,900

Aa2        AA+       2,000     Rhode Island Housing and
                               Mortgage Finance Corp.,
                               (AMT), 7.55%, 10/1/22           2,109,860

Aa         AA+          35     Rhode Island Housing and
                               Mortgage Finance Corp.,
                               (AMT), 7.875%, 10/1/22             36,666
--------------------------------------------------------------------------------
                                                             $ 6,394,230
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 1.4%
--------------------------------------------------------------------------------
Baa3       BB+      $  500     Puerto Rico Port Authority
                               (American Airlines), (AMT),
                               6.30%, 6/1/23                 $   507,590
--------------------------------------------------------------------------------
                                                             $   507,590
--------------------------------------------------------------------------------

Insured Colleges and Universities -- 5.3%
--------------------------------------------------------------------------------
Aaa        AAA      $2,200     Rhode Island Health and
                               Educational Building
                               (University of Rhode
                               Island) (MBIA), 5.25%,
                               9/15/23                       $ 1,967,812
--------------------------------------------------------------------------------
                                                             $ 1,967,812
--------------------------------------------------------------------------------

Insured General Obligations -- 16.9%
--------------------------------------------------------------------------------
NR         AAA      $  250     Commonwealth of Puerto Rico
                               "RIBS", (AMBAC), Variable,
                               7/1/15/(2)/                   $   251,250

Aaa        AAA       1,000     Cranston, RI Rhode Island,
                               (MBIA), 6.10%, 6/15/15          1,024,120

Aaa        AAA       1,500     Kent County,  Water
                               Authority, (MBIA), 6.35%,
                               7/15/14                         1,577,685

Aaa        AAA       1,000     Rhode Island Depositors
                               Economic Protection Corp.,
                               5.80%, 8/1/12                   1,020,830

Aaa        AAA       1,000     Rhode Island Depositors
                               Economic Protection Corp.,
                               (MBIA), 5.80%, 8/1/09           1,036,780

Aaa        AAA       1,480     Rhode Island Port Authority
                               and Economic Development
                               Corporation Airport, (FSA),
                               5.25%, 7/1/23                   1,296,140
--------------------------------------------------------------------------------
                                                             $ 6,206,805
--------------------------------------------------------------------------------

                       See notes to financial statements

Rhode Island Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                        Value
------------------------------------------------------------------------------
Insured Housing -- 8.3%
-----------------------------------------------------------------------------
Aaa        AAA        $  830     Providence Housing
                                 Development Corp. Mortgage,
                                 (Barbara Jordan Apartments)
                                 (MBIA), 6.50%, 7/1/09           $   872,870

Aa2        AA+           500     Rhode Island Housing and
                                 Mortgage Finance Corp.,
                                 (MBIA), 6.20%, 10/1/06              511,130

Aaa        AAA         1,075     Villa Excelsior Housing
                                 Development Corp. Mortgage
                                 (MBIA), 6.75%, 1/1/19             1,129,137

Aaa        AAA           500     Villa Excelsior Housing
                                 Development Corp. Mortgage
                                 (MBIA), 6.85%, 1/1/24               526,870
------------------------------------------------------------------------------
                                                                 $ 3,040,007
------------------------------------------------------------------------------

Insured Life Care -- 2.4%
------------------------------------------------------------------------------
Aaa        AAA        $1,000     Rhode Island Health and
                                 Educational Building,
                                 Lifespan Obligation Group
                                 (MBIA), 5.25%, 5/15/26          $   889,140
------------------------------------------------------------------------------
                                                                 $   889,140
------------------------------------------------------------------------------

Insured Special Tax Revenue -- 13.0%
------------------------------------------------------------------------------
Aaa        AAA        $3,000     Convention Center Authority
                                 of Rhode Island, (MBIA),
                                 5.00%, 5/15/20                  $ 2,608,679

Aaa        AAA         2,300     Convention Center Authority
                                 of Rhode Island, (MBIA),
                                 5.25%, 5/15/15                    2,175,155
------------------------------------------------------------------------------
                                                                 $ 4,783,834
------------------------------------------------------------------------------

Insured Water and Sewer -- 4.5%
------------------------------------------------------------------------------
Aaa        AAA        $  750     Rhode Island Clean Water,
                                 Safe Drinking Water
                                 (AMBAC), 6.70%, 1/1/15          $   808,620

Aaa        AAA           500     Rhode Island Clean Water,
                                 Water Pollution Control
                                 (MBIA), 5.85%, 10/1/09              515,090

Aaa        AAA           350     Rhode Island Clean Water,
                                 Water Pollution Control,
                                 (MBIA), 5.40%, 10/1/15              336,585
------------------------------------------------------------------------------
                                                                 $ 1,660,295
------------------------------------------------------------------------------

Life Care -- 2.7%
------------------------------------------------------------------------------
NR         NR         $1,000     Rhode Island Health and
                                 Educational Building
                                 (Tockwotton Home), 6.25%,
                                 8/15/22                         $   978,760
------------------------------------------------------------------------------
                                                                 $   978,760
------------------------------------------------------------------------------

Miscellaneous -- 0.6%
------------------------------------------------------------------------------
Baa1       A-         $  230     Rhode Island Depositors
                                 Economic Protection Corp.,
                                 5.75%, 8/1/21                   $   224,825
------------------------------------------------------------------------------
                                                                 $   224,825
------------------------------------------------------------------------------

Special Tax Revenue -- 4.4%
------------------------------------------------------------------------------
Baa        BBB-       $1,500     City of Providence Special
                                 Obligation Tax Increment
                                 Bonds, 7.65%, 6/1/16            $ 1,616,835
------------------------------------------------------------------------------
                                                                 $ 1,616,835
------------------------------------------------------------------------------

Transportation -- 1.4%
------------------------------------------------------------------------------
NR         BBB        $  500     Guam Airport Authority
                                 (AMT), 6.70%, 10/1/23           $   510,210
------------------------------------------------------------------------------
                                                                 $   510,210
------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $36,470,453)                                $36,797,253
------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 50.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.9% to 40.9% of total investments.


                       See notes to financial statements

West Virginia Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                      Value
----------------------------------------------------------------------------

Electric Utilities -- 12.1%
----------------------------------------------------------------------------
NR         BBB      $  750    Guam Power Authority, 5.25%,
                              10/1/13                        $   676,688

NR         BBB         500    Guam Power Authority, 5.25%,
                              10/1/23                            431,910

A2         A         2,000    Harrison, WV PCR (Monongahela
                              Power Co. Harrison Station),
                              6.75%, 8/1/24                    2,137,479

Baa1       BBB+      1,000    Mason, WV PCR (Appalacian
                              Power Co.), 6.85%, 6/1/22        1,075,010
----------------------------------------------------------------------------
                                                             $ 4,321,087
----------------------------------------------------------------------------

Escrowed/Prerefunded -- 2.2%
----------------------------------------------------------------------------
Aaa        AAA      $2,500    Kanawha-Putnam, WV Single
                              Family Mortgage (AMBAC), 0%,
                              12/1/16                        $   789,150
----------------------------------------------------------------------------
                                                             $   789,150
----------------------------------------------------------------------------

General Obligations -- 1.0%
----------------------------------------------------------------------------
NR         BBB      $  400    Guam, 5.375%, 11/15/13         $   365,840
----------------------------------------------------------------------------
                                                             $   365,840
----------------------------------------------------------------------------

Hospitals -- 9.9%
----------------------------------------------------------------------------
NR         BBB+     $1,750    Berkeley, WV Building
                              Commission (City Hospital),
                              6.50%, 11/1/22                 $ 1,763,702

Baa1       BBB+        250    Princeton, WV (Community
                              Hospital), 6.00%, 5/1/18           239,753

A1         NR          500    West Virginia HFA
                              (Charleston Area Medical
                              Center), 6.50%, 9/1/16             513,230

A1         NR        1,000    West Virginia HFA
                              (Charleston Area Medical
                              Center), 6.50%, 9/1/23           1,023,360
----------------------------------------------------------------------------
                                                             $ 3,540,045
----------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 18.0%
----------------------------------------------------------------------------
A2         A        $2,000    Braxton, WV Solid Waste
                              (Weyerhaeuser) (AMT), 6.50%,
                              4/1/25                         $ 2,093,519

NR         A-        1,375    Jefferson, WV (Royal
                              Venders, Inc.) (AMT), 5.90%,
                              8/1/04                           1,416,896

Baa2       NR          300    Kanawha, WV (Union Carbide
                              Chemicals and Plastics Co.)
                              (AMT), 8.00%, 8/1/20               322,584

Baa3       BB+      $  500    Puerto Rico Port Authority
                              (American Airlines) (AMT),
                              6.25%, 6/1/26                  $   509,610

Baa3       BB+       1,025    Puerto Rico Port Authority
                              (American Airlines), (AMT),
                              6.30%, 6/1/23                    1,040,560

NR         NR        1,000    Upshur, WV Solid Waste
                              (TJI) (AMT), 7.00%, 7/15/25      1,035,590
----------------------------------------------------------------------------
                                                             $ 6,418,759
----------------------------------------------------------------------------

Insured Education -- 7.7%
----------------------------------------------------------------------------
Aaa        AAA      $1,150     West Virginia State College
                               System (AMBAC), 6.00%,
                               4/1/12 /(1)/                  $ 1,184,937

Aaa        AAA       1,000     West Virginia State
                               University (Marshall
                               Library) (AMBAC), 5.75%,
                               4/1/16                            992,580

Aaa        AAA         550     West Virginia State
                               University System (AMBAC),
                               6.00%, 4/1/12                     568,502
----------------------------------------------------------------------------
                                                             $ 2,746,019
----------------------------------------------------------------------------

Insured Electric Utilities -- 6.2%
----------------------------------------------------------------------------
Aaa        AAA      $  750     Marshall, WV PCR (Ohio
                               Power Kammer Plant) (MBIA),
                               5.45%, 7/1/14                 $   732,968

Aaa        AAA         250     Puerto Rico Electric Power
                               Authority (FSA), Variable,
                               7/1/03 /(2)/                      270,625

Aaa        AAA       1,280     Williamson, WV Waterworks
                               and Sewage System (AMBAC),
                               5.50%, 10/1/25                  1,213,990
----------------------------------------------------------------------------
                                                             $ 2,217,583
----------------------------------------------------------------------------

Insured General Obligations -- 5.3%
----------------------------------------------------------------------------
Aaa        AAA      $1,000     West Virginia (FGIC),
                               5.25%, 11/1/26                $   914,050

Aaa        AAA       1,000     West Virginia (FGIC),
                               5.75%, 11/1/21                    986,350
----------------------------------------------------------------------------
                                                             $ 1,900,400
----------------------------------------------------------------------------

Insured Hospitals -- 13.2%
----------------------------------------------------------------------------
Aaa        AAA      $1,300     West Virginia HFA (Cabell
                               Huntington Hospital)
                               (AMBAC), 6.25%, 1/1/19        $ 1,333,735

Aaa        AAA         850     West Virginia HFA
                               (Charleston Area Medical
                               Center) (MBIA), 5.75%,
                               9/1/13                            854,913

Aaa        AAA       1,100     West Virginia HFA (Linked
                               Bulls & Bears) (MBIA),
                               6.10%, 1/1/18                   1,102,585

                       See notes to financial statements

West Virginia Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)   Security                      Value
----------------------------------------------------------------------------
Insured Hospitals (continued)
----------------------------------------------------------------------------
Aaa        AAA        $1,600     West Virginia HFA
                                 (University Hospital)
                                 (MBIA), 5.00%, 6/1/16         $ 1,424,928
----------------------------------------------------------------------------
                                                               $ 4,716,161
----------------------------------------------------------------------------

Insured Lease Revenue / Certificates of Participation -- 1.4%
----------------------------------------------------------------------------
Aaa        AAA        $  500     West Virginia School
                                 Building Authority (AMBAC),
                                 5.60%, 7/1/17                 $   488,415
----------------------------------------------------------------------------
                                                               $   488,415
----------------------------------------------------------------------------

Insured Transportation -- 2.5%
----------------------------------------------------------------------------
Aaa        AAA        $1,250     West Virginia Parkways
                                 Economic Development and
                                 Tourism Authority (FGIC),
                                 0%, 5/15/04                   $   872,038
----------------------------------------------------------------------------
                                                               $   872,038
----------------------------------------------------------------------------

Insured Water and Sewer -- 17.0%
----------------------------------------------------------------------------
Aaa        AAA        $  250     Berkeley, WV Public Service
                                 District Sewer (MBIA),
                                 5.75%, 10/1/25                $   246,383

Aaa        AAA           500     Crab Orchard, WV (AMBAC),
                                 5.50%, 10/1/25                    474,215

Aaa        AAA           750     Greenbrier, WV Public
                                 Service District Sewer
                                 (MBIA), 5.625%, 10/1/19           726,758

Aaa        AAA         1,500     Parkersburg, WV Waterworks
                                 and Sewer (FSA), 5.80%,
                                 9/1/19                          1,480,470

Aaa        AAA           150     West Virginia State Water
                                 Development Authority
                                 (FSA), 5.00%, 11/1/18             133,383

Aaa        AAA         2,000     West Virginia Water
                                 Development (Loan Program
                                 II) (FSA), 5.25%, 11/1/35       1,787,719

Aaa        AAA           750     West Virginia Water
                                 Development (Loan Program
                                 II) (FSA), 6.00%, 11/1/14         773,378

Aaa        AAA           500     West Virginia Water
                                 Development Authority
                                 (FSA), 5.00%, 11/1/21             444,630
----------------------------------------------------------------------------
                                                               $ 6,066,936
----------------------------------------------------------------------------

Nursing Homes -- 2.1%
----------------------------------------------------------------------------
NR         NR         $  745     Kanawha, WV (Beverly
                                 Enterprises), 7.25%, 11/1/04  $   764,504
----------------------------------------------------------------------------
                                                               $   764,504
----------------------------------------------------------------------------

Special Tax Revenue -- 1.4%
----------------------------------------------------------------------------
Baa1       A          $  500     Puerto Rico Highway and
                                 Transportation Authority,
                                 5.50%, 7/1/15                 $   485,665
----------------------------------------------------------------------------
                                                               $   485,665
----------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $35,151,438)                            $35,692,602
----------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 53.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 9.2% to 20.2% of total investments.


                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of March 31, 1997


                                                            California           Florida        Massachusetts       Mississippi
                                                             Portfolio          Portfolio         Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                        $307,760,126      $ 531,157,445     $ 245,151,275       $ 22,420,070
    Unrealized appreciation                                  21,364,227         19,194,188        12,067,142          1,248,722
-----------------------------------------------------------------------------------------------------------------------------------
Investment at value (Note 1A)                              $329,124,353      $ 550,351,633     $ 257,218,417       $ 23,668,792
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                       $  2,018,494      $      31,384     $         453       $    182,172
Receivable for investments sold                               1,918,200            710,242                --                 --
Dividends and interest receivable                             5,328,723         11,731,145         4,597,529            453,432
Receivable for variation margin on open financial
    futures contracts (Note 1E)                                  14,219                 --             7,813                938
Deferred organization expenses (Note 1D)                          6,119              7,840             4,612                767
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                               $338,410,108      $ 562,832,244     $ 261,828,824       $ 24,306,101
-----------------------------------------------------------------------------------------------------------------------------------


Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                          $         --      $          --     $          --       $    481,375
Demand note payable (Note 5)                                         --          6,016,000            54,000                 --
Payable to affiliate for Trustees' fees (Note 2)                  4,312              5,300             3,837                395
Accrued expenses                                                 21,003             11,186            21,581              3,566
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          $     25,315      $   6,032,486     $      79,418       $    485,336
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                              $338,384,793      $ 556,799,758     $ 261,749,406       $ 23,820,765
-----------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals    $316,787,839      $ 537,605,570     $ 249,554,392       $ 22,556,698
Net unrealized appreciation of investments
    (computed on the basis of identified cost)               21,596,954         19,194,188        12,195,014          1,264,067
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                      $338,384,793      $ 556,799,758     $ 261,749,406       $ 23,820,765
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of March 31, 1997

                                                               New York             Ohio           Rhode Island      West Virginia
                                                              Portfolio           Portfolio          Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments --

    Identified cost                                          $520,628,074       $263,442,371        $36,470,453       $35,151,438

    Unrealized appreciation                                    23,220,642         10,116,984            326,800           541,164
-----------------------------------------------------------------------------------------------------------------------------------
Investment at value (Note 1A)                                $543,848,716       $273,559,355        $36,797,253       $35,692,602
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                         $      3,607       $        534        $ 1,831,145       $   473,276

Receivable for investments sold                                 2,946,832            979,067                 --                --

Dividends and interest receivable                               9,295,982          4,610,154            747,259           678,077

Receivable for variation margin on open financial
    futures contracts (Note 1E)                                    53,125                 --              4,063             1,563

Deferred organization expenses (Note 1D)                            5,478              3,370                790               790
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 $556,153,740       $279,152,480        $39,380,510       $36,846,308
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                            $         --       $    919,238        $        --       $        --

Demand note payable (Note 5)                                    4,507,000          2,587,000                 --                --

Payable to affiliate for Trustees' fees (Note 2)                    5,261              3,800                395               400

Accrued expenses                                                   39,691             15,847              2,449             4,806
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            $  4,551,952       $  3,525,885        $     2,844       $     5,206
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio    $551,601,788       $275,626,595        $39,377,666       $36,841,102
-----------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals      $527,511,617       $265,509,611        $38,984,373       $36,274,364

Net unrealized appreciation of investments
    (computed on the basis of identified cost)                 24,090,171         10,116,984            393,293           566,738
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                        $551,601,788       $275,626,595        $39,377,666       $36,841,102
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended March 31, 1997


                                                                  California        Florida       Massachusetts     Mississippi
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-----------------------------------------------------------------------------------------------------------------------------------
Interest                                                         $ 11,417,797     $ 17,996,486      $ 8,636,070      $  736,487
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                          $ 11,417,797     $ 17,996,486      $ 8,636,070      $  736,487
-----------------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                  $    881,358     $  1,367,238      $   623,088      $   23,481
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                          8,623           10,561            7,674             790
Custodian fee (Note 1J)                                                85,384          108,408           72,899           9,498
Legal and accounting services                                          32,609           35,641           29,309          18,789
Bond pricing                                                            5,960            8,324            6,717           3,726
Amortization of organization expenses (Note 1D)                         2,804            4,402            2,597             310
Miscellaneous                                                          17,085           20,359           23,059           1,124
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   $  1,033,823     $  1,554,933      $   765,343      $   57,718
-----------------------------------------------------------------------------------------------------------------------------------
Less Allocations --
    Reduction of custodian fee (Note 1J)                         $     17,769     $    109,908      $    12,110      $    1,502
    Preliminary reduction of investment adviser fee (Note 2)               --               --               --           1,608
-----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                         $     17,769     $    109,908      $    12,110      $    3,110
-----------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                     $  1,016,054     $  1,445,025      $   753,233      $   54,608
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                            $ 10,401,743     $ 16,551,461      $ 7,882,837      $  681,879
-----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)              $  5,332,459     $ 10,151,303      $ 3,632,171      $  181,937
    Financial futures contracts                                    (1,507,890)      (3,853,532)      (1,784,643)       (107,521)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions                     $  3,824,569     $  6,297,771      $ 1,847,528      $   74,416
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                          $ (4,633,055)    $(15,487,964)     $(4,494,151)     $  (61,068)
    Financial futures contracts                                       643,764        1,417,470          436,600          44,118
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                               $ (3,989,291)    $(14,070,494)     $(4,057,551)     $  (16,950)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments           $   (164,722)    $ (7,772,723)     $(2,210,023)     $   57,466
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                       $ 10,237,021     $  8,778,738      $ 5,672,814      $  739,345
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 1997

                                                             New York             Ohio         Rhode Island    West Virginia
                                                            Portfolio           Portfolio        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-----------------------------------------------------------------------------------------------------------------------------------
Interest                                                  $ 17,982,111       $ 8,931,910       $1,202,086        $1,126,572
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                   $ 17,982,111       $ 8,931,910       $1,202,086        $1,126,572
-----------------------------------------------------------------------------------------------------------------------------------


Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                           $  1,348,107       $   651,675       $   50,216        $   45,688
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                  10,522             7,636              790               795
Custodian fee (Note 1J)                                        136,088            64,693           10,174            10,314
Legal and accounting services                                   35,440            28,499           18,565            18,675
Bond pricing                                                     8,812             6,490            3,216             1,966
Amortization of organization expenses (Note 1D)                  3,130             1,975              317               315
Registration fees                                                   --                --              300                --
Interest expense (Note 5)                                       81,664                --            4,733                --
Miscellaneous                                                   12,695            30,880            4,717             2,881
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                            $  1,636,458       $   791,848       $   93,028        $   80,634
-----------------------------------------------------------------------------------------------------------------------------------
Less Allocations --
    Reduction of custodian fee (Note 1J)                  $     31,036       $    11,992       $    8,081        $    6,595
    Preliminary reduction of investment adviser
        fee (Note 2)                                                --                --           25,036                --
-----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                  $     31,036       $    11,992       $   33,117        $    6,595
-----------------------------------------------------------------------------------------------------------------------------------

Net expenses                                              $  1,605,422       $   779,856       $   59,911        $   74,039
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                     $ 16,376,689       $ 8,152,054       $1,142,175        $1,052,533
-----------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss) on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
        basis)                                            $  8,322,395       $ 2,163,523       $  185,797        $  152,708
    Financial futures contracts                             (1,733,795)       (1,032,359)        (153,906)         (249,730)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
    transactions                                          $  6,588,600       $ 1,131,164       $   31,891        $  (97,022)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                   $(11,082,802)      $(2,640,954)      $ (430,007)       $ (168,515)
    Financial futures contracts                              1,228,969           484,361           99,736           111,438
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments                         $ (9,853,833)      $(2,156,593)      $ (330,271)       $  (57,077)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss on investments           $ (3,265,233)      $(1,025,429)      $ (298,380)       $ (154,099)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                $ 13,111,456       $ 7,126,625       $  843,795        $  898,434
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 1997


                                                          California         Florida           Massachusetts      Mississippi
Increase (Decrease) in Net Assets                         Portfolio         Portfolio            Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                $ 10,401,743      $  16,551,461       $   7,882,837      $    681,879
    Net realized gain on investments                        3,824,569          6,297,771           1,847,528            74,416
    Net change in unrealized appreciation
        (depreciation) of investments                      (3,989,291)       (14,070,494)         (4,057,551)          (16,950)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $ 10,237,021      $   8,778,738       $   5,672,814      $    739,345
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                        $ 10,014,357      $  25,429,318       $   6,620,762      $    753,862
    Withdrawals                                           (52,456,780)      (101,782,299)        (31,673,406)       (2,952,003)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions     $(42,442,423)     $ (76,352,981)      $ (25,052,644)     $ (2,198,141)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                               $(32,205,402)     $ (67,574,243)      $ (19,379,830)     $ (1,458,796)
-----------------------------------------------------------------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                   $370,590,195      $ 624,374,001       $ 281,129,236      $ 25,279,561
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                                         $338,384,793      $ 556,799,758       $ 261,749,406      $ 23,820,765
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 1997


                                                            New York           Ohio           Rhode Island       West Virginia
Increase (Decrease) in Net Assets                          Portfolio         Portfolio         Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                 $ 16,376,689      $  8,152,054      $  1,142,175        $  1,052,533
    Net realized gain (loss) on investments                  6,588,600         1,131,164            31,891             (97,022)
    Net change in unrealized appreciation
        (depreciation) of investments                       (9,853,833)       (2,156,593)         (330,271)            (57,077)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $ 13,111,456      $  7,126,625      $    843,795        $    898,434
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                         $ 16,904,187      $  5,760,016      $  2,133,419        $    859,375
    Withdrawals                                            (82,943,375)      (29,930,862)       (5,766,727)         (4,417,498)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions      $(66,039,188)     $(24,170,846)     $ (3,633,308)       $ (3,558,123)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                $(52,927,732)     $(17,044,221)     $ (2,789,513)       $ (2,659,689)
-----------------------------------------------------------------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                    $604,529,520      $292,670,816      $ 42,167,179        $ 39,500,791
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                                          $551,601,788      $275,626,595      $ 39,377,666        $ 36,841,102
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 1996


                                                         California            Florida         Massachusetts        Mississippi
Increase (Decrease) in Net Assets                         Portfolio           Portfolio          Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                              $  23,204,844      $   38,410,360      $  16,966,016     $   1,582,970
     Net realized gain on investments                       4,542,939           5,705,251          3,096,278           306,294
     Change in unrealized appreciation (depreciation)
         of investments                                     1,456,651            (543,323)        (1,167,330)          146,094
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations              $  29,204,434      $   43,572,288      $  18,894,964     $   2,035,358
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                      $  20,317,562      $   35,149,563      $  16,336,133     $   1,623,996
     Withdrawals                                          (89,601,939)       (166,550,986)       (56,272,108)       (7,372,753)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions    $ (69,284,377)     $ (131,401,423)     $ (39,935,975)    $  (5,748,757)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                              $ (40,079,943)     $  (87,829,135)     $ (21,041,011)    $  (3,713,399)
-----------------------------------------------------------------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                    $ 410,670,138      $  712,203,136      $ 302,170,247      $ 28,992,960
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                                          $ 370,590,195      $  624,374,001      $ 281,129,236     $  25,279,561
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 1996


                                                           New York              Ohio             Rhode Island       West Virginia
Increase (Decrease) in Net Assets                          Portfolio           Portfolio            Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                               $  35,862,171       $  17,538,829       $  2,430,974       $  2,162,188
     Net realized gain (loss) on investments                 4,055,362           2,125,592           (126,962)          (127,774)
     Change in unrealized appreciation (depreciation)
         of investments                                      2,603,892             281,886            709,572            798,750
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $  42,521,425       $  19,946,307       $  3,013,584       $  2,833,164
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                       $  36,583,799       $  11,748,362       $  5,557,065       $  3,463,423
     Withdrawals                                          (127,312,013)        (58,040,501)        (9,309,437)        (7,630,857)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions     $ (90,728,214)      $ (46,292,139)      $ (3,752,372)      $ (4,167,434)
---------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                               $ (48,206,789)      $ (26,345,832)      $   (738,788)      $ (1,334,270)
---------------------------------------------------------------------------------------------------------------------------------


Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                     $ 652,736,309       $ 319,016,648       $ 42,905,967       $ 40,835,061
---------------------------------------------------------------------------------------------------------------------------------
At end of year                                           $ 604,529,520       $ 292,670,816       $ 42,167,179       $ 39,500,791
---------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data



                                                                         California Portfolio
                                             --------------------------------------------------------------------------
                                                                                       Year Ended
                                             Six Months          ------------------------------------------------------
                                             Ended                        September 30,                    March 31,
                                             March 31, 1997      ------------------------------------      ------------
                                             (Unaudited)         1996          1995         1994***        1994**
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
-----------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                   0.58%+           0.57%         0.59%        0.57%+         0.55%+
Net expenses, after
   custodian fee reduction                      0.57%+           0.56%         0.58%            --             --
Net investment income                           5.83%+           5.93%         6.22%        6.09%+         5.72%+
Portfolio Turnover                                 7%              14%           58%          40%            91%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000s omitted)                          $ 338,385        $ 370,590     $ 410,763    $ 445,131      $ 467,259
-----------------------------------------------------------------------------------------------------------------------


                                                                        Florida Portfolio
                                            ---------------------------------------------------------------------------
                                            Six Months
                                            Ended                             Year Ended September 30,
                                            March 31, 1997      -------------------------------------------------------
                                            (Unaudited)         1996          1995          1994           1993*
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------
Expenses (1)                                    0.53%+           0.52%         0.55%        0.48%          0.47%+
Net expenses, after
   custodian fee reduction                      0.49%+           0.49%         0.52%           --              --
Net investment income                           5.55%+           5.67%         5.94%        5.65%          5.53%+
Portfolio Turnover                                35%              51%           61%          57%            55%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000s omitted)                          $ 556,800        $ 624,374     $ 712,203    $ 772,123      $ 772,422
-----------------------------------------------------------------------------------------------------------------------


+     Annualized.
*     For the period from the start of business, February 1, 1993, to
      September 30, 1993.
**    For the period from the start of business, May 3, 1993, to March 31, 1994.
*** For the six months ended September 30, 1994. The Portfolio changed its fiscal year from March 31 to September 30, effective September 30, 1994.
/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrange-ments with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                          Massachusetts Portfolio
                                                   --------------------------------------------------------------------------
                                                   Six Months
                                                   Ended                              Year Ended September 30,
                                                   March 31, 1997      ------------------------------------------------------
                                                   (Unaudited)         1996           1995           1994           1993*
-----------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+:
-----------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                             0.56%+        0.55%          0.56%          0.51%          0.49%+
Net expenses, after
      custodian fee reduction                             0.55%+        0.54%          0.53%             --             --
Net investment income                                     5.76%+        5.77%          6.00%          5.74%          5.72%+

Portfolio Turnover                                          22%           51%            87%            53%            38%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)              $ 261,749     $ 281,129      $ 302,170      $ 308,540      $ 290,613
-----------------------------------------------------------------------------------------------------------------------------

                                                                              Mississippi Portfolio
                                                   -----------------------------------------------------------------------
                                                   Six Months
                                                   Ended                           Year Ended September 30,
                                                   March 31, 1997      ---------------------------------------------------
                                                   (Unaudited)         1996         1995          1994          1993**
--------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+:
--------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                            0.46%+         0.29%        0.27%         0.05%         0.00%+
Net expenses, after
      custodian fee reduction                            0.45%+         0.26%        0.23%            --           --
Net investment income                                    5.56%+         5.77%        5.97%         5.67%         4.49%+

Portfolio Turnover                                          4%            12%          52%           38%           11%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)              $ 23,821       $ 25,280     $ 28,993      $ 29,477      $ 11,233
--------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Mississippi Portfolio reflect a reduction of the Investment Adviser fee, and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                            0.47%+         0.40%        0.39%         0.32%         0.25%+
Expenses after custodian fee reduction                   0.46%+         0.37%        0.35%           --            --
Net investment income                                    5.55%+         5.66%        5.85%         5.40%         4.24%+

+     Annualized.
* For the period from the start of business, February 1, 1993, to September 30, 1993.
** For the period from the start of business, June 11, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.



                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                          New York Portfolio
                                      --------------------------------------------------------------
                                      Six Months
                                      Ended                    Year Ended September 30,
                                      March 31, 1997  ----------------------------------------------
                                      (Unaudited)     1996        1995       1994        1993**
----------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
----------------------------------------------------------------------------------------------------
Expenses/(1)/                              0.56%+      0.52%       0.54%       0.48%       0.48%+

Net expenses, after
     custodian fee reduction               0.55%+      0.49%       0.51%          --          --

Net investment income                      5.63%+      5.64%       5.97%       5.70%       5.64%+

Portfolio Turnover                           21%         47%         55%         47%         37%
----------------------------------------------------------------------------------------------------
Net assets, end of period
    (000s omitted)                     $ 551,602   $ 604,530   $ 652,736   $ 655,647   $ 648,807
----------------------------------------------------------------------------------------------------

                                                              Ohio Portfolio
                                      -------------------------------------------------------------
                                      Six Months
                                      Ended                     Year Ended September 30,
                                      March 31, 1997  ---------------------------------------------
                                      (Unaudited)     1996        1995        1994        1993*
---------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
----------------------------------------------------------------------------------------------------
Expenses/(1)/                              0.56+       0.57%        0.57%       0.51%       0.49%+

Net expenses, after
     custodian fee reduction               0.55+       0.56%        0.55%          --          --

Net investment income                     5.70%+       5.69%        5.80%       5.61%       5.61%+

Portfolio Turnover                          12%          35%          51%         31%         24%
----------------------------------------------------------------------------------------------------
Net assets, end of period
    (000s omitted)                    $ 275,627    $ 292,671    $ 319,017   $ 324,412   $ 298,092
----------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, February 1, 1993, to September 30, 1993.

** For the period from the start of business, June 11, 1993, to September 30, 1993.

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.



                       See notes to financial statements

EV Municipals Portfolios as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                 Rhode Island Portfolio
                                                --------------------------------------------------------
                                                Six Months
                                                Ended                  Year Ended September 30,
                                                March 31, 1997 -----------------------------------------
                                                (Unaudited)    1996      1995        1994        1993*
--------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+:
--------------------------------------------------------------------------------------------------------
Expenses /(1)/                                      0.33%+     0.27%      0.29%      0.12%        0.00%+

Net expenses, after
     custodian fee reduction                        0.29%+     0.24%      0.25%        --           --

Net investment income                               5.60%+     5.69%      5.96%      5.64%        4.86%+

Portfolio Turnover                                    18%        25%        42%        42%          23%
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)         $ 39,378   $ 42,167   $ 42,906   $ 38,120     $ 16,981
--------------------------------------------------------------------------------------------------------

+   The operating expenses of the Portfolios may reflect a reduction of the
    Investment Adviser fee, and/or an allocation of expenses to the Investment
    Adviser. Had such actions not been taken, the ratios would have been as follows:
Expenses /(1)/                                      0.46%+     0.40%      0.41%      0.33%        0.26%+

Expenses after custodian fee reduction              0.42%+     0.37%      0.37%         --           --

Net investment income                               5.48%+     5.56%      5.84%      5.43%        4.60%+

                                                                 West Virginia Portfolio
                                                ---------------------------------------------------------
                                                Six Months
                                                Ended                   Year Ended September 30,
                                                March 31, 1997 ------------------------------------------
                                                (Unaudited)    1996       1995      1994         1993**
---------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+:
---------------------------------------------------------------------------------------------------------
Expenses /(1)/                                       0.41%+     0.42%      0.31%      0.10%       0.00%+

Net expenses, after custodian fee reduction          0.38%+     0.38%      0.29%         --          --

Net investment income                                5.43%+     5.41%      5.81%      5.52%       4.50%+

Portfolio Turnover                                     13%        43%        19%        39%         19%
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $ 36,841   $ 39,501   $ 40,835   $ 40,473    $ 24,760
---------------------------------------------------------------------------------------------------------

+   The operating expenses of the Portfolios may reflect a reduction of the
    Investment Adviser fee, and/or an allocation of expenses to the Investment
    Adviser. Had such actions not been taken, the ratios would have been as follows:
Expenses /(1)/                                                              0.39%      0.33%      0.21%+

Expenses after custodian fee reduction                                      0.37%         --         --

Net investment income                                                       5.73%      5.29%      4.30%+


+     Annualized.

* For the period from the start of business, June 11, 1993, to September 30, 1993.

** For the period from the start of business, February 1, 1993, to September 30, 1993.

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolio  as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end investment management companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked price. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

  C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Options on Financial Futures Contracts -- Upon of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

EV Municipals Portfolio  as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

    G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

    H Other -- Investment transactions are accounted for on a trade date basis.

    I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the statement of operations.

    K Interim Financial Information -- The interim financial statements relating to March 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 1997, each Portfolio paid advisory fees as follows:


    Portfolio                                 Amount   Effective Rate*
   -------------------------------------------------------------------
    California                            $   881,358      0.49%

    Florida                                 1,367,238      0.46%

    Massachusetts                             623,088      0.46%

    Mississippi                                23,481      0.19%

    New York                                1,348,107      0.46%

    Ohio                                      651,675      0.46%

    Rhode Island                               50,216      0.25%

    West Virginia                              45,688      0.24%


    * Advisory fees paid as a percentage of average daily net assets.

    To enhance the net income of the Mississippi Portfolio and Rhode Island Portfolio, BMR made a preliminary reduction of its fee in the amount of $1,608, and $25,036, respectively.

    Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

    Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 1997, no significant amounts have been deferred.

EV Municipals Portfolio  as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3  Investments
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 1997 were as follows:



   California Portfolio
   -----------------------------------------------------------------------------
   Purchases                                              $   24,333,583
   Sales                                                      60,363,696

   Florida Portfolio
   -----------------------------------------------------------------------------
   Purchases                                              $  200,071,979
   Sales                                                     229,871,761

   Massachusetts Portfolio
   -----------------------------------------------------------------------------
   Purchases                                              $   58,728,219
   Sales                                                      76,402,194

   Mississippi Portfolio
   -----------------------------------------------------------------------------
   Purchases                                              $      954,610
   Sales                                                       2,562,073

   New York Portfolio
   -----------------------------------------------------------------------------
   Purchases                                              $  123,444,326
   Sales                                                     170,852,131

   Ohio Portfolio
   -----------------------------------------------------------------------------
   Purchases                                              $   33,707,790
   Sales                                                      44,759,085

   Rhode Island Portfolio
   -----------------------------------------------------------------------------
   Purchases                                              $    7,137,249
   Sales                                                      11,213,781

   West Virginia Portfolio
   -----------------------------------------------------------------------------
   Purchases                                              $    5,114,687
   Sales                                                       7,518,788


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 1997, as computed on a federal income tax basis, are as follows:



   California Portfolio
   ----------------------------------------------------------------------------
   Aggregate Cost                                               $ 307,760,126
   ----------------------------------------------------------------------------
   Gross unrealized appreciation                                $  22,235,277

   Gross unrealized depreciation                                     (871,050)
   ----------------------------------------------------------------------------
   Net unrealized appreciation                                  $  21,364,227
   ----------------------------------------------------------------------------

   Florida Portfolio
   ----------------------------------------------------------------------------
   Aggregate Cost                                               $ 531,157,445
   ----------------------------------------------------------------------------
   Gross unrealized appreciation                                $  24,103,886

   Gross unrealized depreciation                                   (4,909,698)
   ----------------------------------------------------------------------------
   Net unrealized appreciation                                  $  19,194,188
   ----------------------------------------------------------------------------

   Massachusetts Portfolio
   ----------------------------------------------------------------------------
   Aggregate Cost                                               $ 245,151,275
   ----------------------------------------------------------------------------
   Gross unrealized appreciation                                $  13,054,978

   Gross unrealized depreciation                                     (987,836)
   ----------------------------------------------------------------------------
   Net unrealized appreciation                                  $  12,067,142
   ----------------------------------------------------------------------------

   Mississippi Portfolio
   ----------------------------------------------------------------------------
   Aggregate Cost                                               $  22,420,070
   ----------------------------------------------------------------------------
   Gross unrealized appreciation                                $   1,257,087

   Gross unrealized depreciation                                       (8,365)
   ----------------------------------------------------------------------------
   Net unrealized appreciation                                      1,248,722
   ----------------------------------------------------------------------------

   New York Portfolio
   ----------------------------------------------------------------------------
   Aggregate Cost                                               $ 520,628,074
   ----------------------------------------------------------------------------
   Gross unrealized appreciation                                $  26,067,941

   Gross unrealized depreciation                                   (2,847,299)
   ----------------------------------------------------------------------------
   Net unrealized appreciation                                  $  23,220,642
   ----------------------------------------------------------------------------


EV Municipals Portfolio  as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



    Ohio Portfolio
    ---------------------------------------------------------------------------
    Aggregate Cost                                      $ 263,442,371
    ---------------------------------------------------------------------------
    Gross unrealized appreciation                       $  10,615,677

    Gross unrealized depreciation                            (498,693)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                         $  10,116,984
    ---------------------------------------------------------------------------

    Rhode Island Portfolio
    ---------------------------------------------------------------------------
    Aggregate Cost                                      $  36,470,453
    ---------------------------------------------------------------------------
    Gross unrealized appreciation                       $     802,010

    Gross unrealized depreciation                            (475,210)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                         $     326,800
    ---------------------------------------------------------------------------

    West Virginia Portfolio
    ---------------------------------------------------------------------------
    Aggregate Cost                                      $  35,151,438
    ---------------------------------------------------------------------------
    Gross unrealized appreciation                       $     809,767

    Gross unrealized depreciation                            (268,603)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                         $     541,164
    ---------------------------------------------------------------------------

5   Line of Credit
    ---------------------------------------------------------------------------
    The Portfolio participates with other funds and portfolios managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios or Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund or portfolio based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter.

    For the six months ended March 31, 1997, the New York Portfolio had an average daily loan balance of $2,062,000 and an average interest rates of 5.97%. The Rhode Island Portfolio had an average loan balance of $565,176 and an average interest rate of 5.95%. The maximum loan balances outstanding at any month end during the six months ended March 31, 1997 were $7,944,000 and $1,007,000 for the New York Portfolio and Rhode Island Portfolio, respectively. The remaining Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 1997.

    At March 31, 1997, the Florida Portfolio, Massachusetts Portfolio, New York Portfolio and Ohio Portfolio had balances outstanding pursuant to this line of credit of $6,016,000, $54,000, $4,507,000 and $2,587,000, respectively.

6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at March 31, 1997, is as follows:

                      Futures
                      Contracts                                          Net Unrealized
                      Expiration                                         Appreciation
     Portfolio        Date           Contracts                Position   (Depreciation)
     -----------------------------------------------------------------------------------
     California       6/97           91  U.S. Treasury Bonds  Short         $232,727
     -----------------------------------------------------------------------------------
     Massachusetts    6/97           50  U.S. Treasury Bonds  Short         $127,872
     -----------------------------------------------------------------------------------
     Mississippi      6/97            6  U.S. Treasury Bonds  Short         $ 15,345
     -----------------------------------------------------------------------------------
     New York         6/97          340  U.S. Treasury Bonds  Short         $869,529
     -----------------------------------------------------------------------------------
     Rhode Island     6/97           26  U.S. Treasury Bonds  Short         $ 66,493
     -----------------------------------------------------------------------------------
     West Virginia    6/97           10  U.S. Treasury Bonds  Short         $ 25,574
     -----------------------------------------------------------------------------------

    At March 31,1997 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Municipals Portfolios

                        Officers                            Independent Trustees
                        Thomas J. Fetter                    Donald R. Dwight
                        President and Portfolio             President, Dwight Partners, Inc.
                        Manager of Florida and Ohio         Chairman, Newspapers of New England, Inc.
                        Municipals Portfolios

                        James B. Hawkes                     Samuel L. Hayes, III
                        Vice President and Trustee          Jacob H. Schiff Professor of Investment
                                                            Banking, Harvard University Graduate School of
                        Robert B. MacIntosh                 Business Administration
                        Vice President and Portfolio
                        Manager of Massachusetts
                        Municipals Portfolio                Norton H. Reamer
                                                            President and Director, United Asset
                                                            Management Corporation
                        Nicole Anderes
                        Vice President and Portfolio
                        Manager of New York                 John L. Thorndike
                        and Rhode Island                    Formerly Director, Fiduciary Company Incorporated
                        Municipals Portfolios
                                                            Jack L. Treynor
                        Timothy T. Browse                   Investment Adviser and Consultant
                        Vice President and Portfolio
                        Manager of West Virginia
                        Municipals Portfolio

                        Cynthia J. Clemson
                        Vice President and Portfolio
                        Manager of California and
                        Mississippi Municipals Portfolio

                        James L. O'Connor
                        Treasurer

                        Thomas Otis
                        Secretary